UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-21574

Eaton Vance Floating-Rate Income Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

May 31

Date of Fiscal Year End

November 30, 2019

Date of Reporting Period

Item 1. Reports to Stockholders

Eaton Vance

Floating-Rate Income Trust (EFT)

Semiannual Report

November 30, 2019

Important Note. Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (funds.eatonvance.com/closed-end-fund-and-term-trust-documents.php), and you will be notified by mail each time a report is posted and provided with a website address to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you hold shares at the Fund’s transfer agent, American Stock Transfer & Trust Company, LLC (“AST”), you may elect to receive shareholder reports and other communications from the Fund electronically by contacting AST. If you own your shares through a financial intermediary (such as a broker-dealer or bank), you must contact your financial intermediary to sign up.

You may elect to receive all future Fund shareholder reports in paper free of charge. If you hold shares at AST, you can inform AST that you wish to continue receiving paper copies of your shareholder reports by calling 1-866-439-6787. If you own these shares through a financial intermediary, you must contact your financial intermediary or follow instructions included with this disclosure, if applicable, to elect to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held with AST or to all funds held through your financial intermediary, as applicable.

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

Semiannual Report November 30, 2019

Eaton Vance

Floating-Rate Income Trust

Table of Contents

Performance	2

Fund Profile	3

Endnotes and Additional Disclosures	4

Financial Statements	5

Officers and Trustees	45

Important Notices	46

Eaton Vance

Floating-Rate Income Trust

November 30, 2019

Performance1,2

Portfolio Managers Ralph H. Hinckley, CFA, Andrew N. Sveen, CFA, Catherine C. McDermott, William E. Holt, CFA and Daniel P. McElaney, CFA

% Average Annual Total Returns	Inception Date	Six Months	One Year	Five Years	Ten Years
Fund at NAV	06/29/2004	1.21%	3.95%	5.31%	7.26%
Fund at Market Price	—	2.06	6.20	5.00	6.73
S&P/LSTA Leveraged Loan Index	—	1.37%	4.21%	3.85%	5.14%

% Premium/Discount to NAV[3]
					–10.63%

Distributions[4]
Total Distributions per share for the period					$0.472
Distribution Rate at NAV					6.78%
Distribution Rate at Market Price					7.59

% Total Leverage[5]
Borrowings					26.31%
Variable Rate Term Preferred Shares (VRTP Shares)					8.77

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated net of management fees and other expenses by determining the percentage change in net asset value (NAV) or market price (as applicable) with all distributions reinvested in accordance with the Fund’s Dividend Reinvestment Plan. Performance at market price will differ from performance at NAV due to variations in the Fund’s market price versus NAV, which may reflect factors such as fluctuations in supply and demand for Fund shares, changes in Fund distributions, shifting market expectations for the Fund’s future returns and distribution rates, and other considerations affecting the trading prices of closed-end funds. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

Floating-Rate Income Trust

November 30, 2019

Fund Profile

Top 10 Issuers (% of total investments)6

Reynolds Group Holdings, Inc.	1.3%

TransDigm, Inc.	1.3

Bausch Health Cos, Inc.	1.2

Asurion, LLC	1.2

Hyland Software, Inc.	1.0

Calpine Corporation	0.8

Infor (US), Inc.	0.8

Hub International Limited	0.8

Jaguar Holding Company II	0.8

MA FinanceCo., LLC	0.7

Total	9.9%

Top 10 Sectors (% of total investments)6

Electronics/Electrical	12.1%

Health Care	8.4

Business Equipment and Services	7.9

Drugs	4.5

Telecommunications	4.3

Chemicals and Plastics	4.3

Leisure Goods/Activities/Movies	4.3

Oil and Gas	4.0

Insurance	4.0

Lodging and Casinos	3.6

Total	57.4%

Credit Quality (% of bonds, loans and asset-backed securities)7

See Endnotes and Additional Disclosures in this report.

3

Eaton Vance

Floating-Rate Income Trust

November 30, 2019

Endnotes and Additional Disclosures

[1]

S&P/LSTA Leveraged Loan Index is an unmanaged index of the institutional leveraged loan market. S&P/LSTA Leveraged Loan indices are a product of S&P Dow Jones Indices LLC (“S&P DJI”) and have been licensed for use. S&P® is a registered trademark of S&P DJI; Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); LSTA is a trademark of Loan Syndications and Trading Association, Inc. S&P DJI, Dow Jones, their respective affiliates and their third party licensors do not sponsor, endorse, sell or promote the Fund, will not have any liability with respect thereto and do not have any liability for any errors, omissions, or interruptions of the S&P Dow Jones Indices. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Performance results reflect the effects of leverage. The Fund’s performance for certain periods reflects the effects of expense reductions. Absent these reductions, performance would have been lower. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable.

[3]

The shares of the Fund often trade at a discount or premium to their net asset value. The discount or premium may vary over time and may be higher or lower than what is quoted in this report. For up-to-date premium/discount information, please refer to https://funds.eatonvance.com/closed-end-fund-prices.php.

[4]

The Distribution Rate is based on the Fund’s last regular distribution per share in the period (annualized) divided by the Fund’s NAV or market price at the end of the period. The Fund’s distributions may be comprised of amounts characterized for federal income tax purposes as qualified and non-qualified ordinary dividends, capital gains and nondividend distributions, also known as return of capital. For additional information about nondividend distributions, please refer to Eaton Vance Closed-End Fund Distribution Notices (19a) posted on our website,eatonvance.com. The Fund will determine the federal income tax character of distributions paid to a shareholder after the end of the calendar year. This is reported on the IRS form 1099-DIV and provided to the shareholder shortly after each year-end. For information about the tax character of distributions made in prior calendar years, please refer to Performance-Tax Character of Distributions on the Fund’s webpage available at eatonvance. com. The Fund’s distributions are determined by the investment adviser based on its current assessment of the Fund’s long-term return potential. Fund distributions may be affected by numerous factors including changes in Fund performance, the cost of financing for leverage, portfolio holdings, realized and projected returns, and other factors. As portfolio and market conditions change, the rate of distributions paid by the Fund could change.

[5]

Leverage represents the liquidation value of the Fund’s VRTP Shares and borrowings outstanding as a percentage of Fund net assets applicable to common shares plus VRTP Shares and borrowings outstanding. Use of leverage creates an opportunity for income, but creates risks including greater price volatility. The cost of leverage rises and falls with changes in short-term interest rates. The Fund may be required to maintain prescribed asset coverage for its leverage and may be required to reduce its leverage at an inopportune time.

[6]	Excludes cash and cash equivalents.

[7]

Credit ratings are categorized using S&P Global Ratings (“S&P”). Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of a bond based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by S&P are considered to be investment-grade quality. Credit ratings are based largely on the ratings agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. Holdings designated as “Not Rated” (if any) are not rated by S&P.

Fund profile subject to change due to active management.

Important Notice to Shareholders

Effective November 1, 2019, the Fund is managed by Ralph H. Hinckley, Andrew N. Sveen, Catherine C. McDermott, William E. Holt and Daniel P. McElaney.

4

Eaton Vance

Floating-Rate Income Trust

November 30, 2019

Portfolio of Investments (Unaudited)

Senior Floating-Rate Loans — 133.6%(1)
Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Aerospace and Defense — 2.4%

Dynasty Acquisition Co., Inc.

Term Loan, 6.10%, (3 mo. USD LIBOR + 4.00%), Maturing April 6, 2026		537	$539,333

IAP Worldwide Services, Inc.

Revolving Loan, 1.44%, (3 mo. USD LIBOR + 5.50%), Maturing July 19, 2021(2)		325	314,609

Term Loan - Second Lien, 8.60%, (3 mo. USD LIBOR + 6.50%), Maturing July 18, 2020(3)		426	338,899

TransDigm, Inc.

Term Loan, 4.20%, (1 mo. USD LIBOR + 2.50%), Maturing June 9, 2023		6,841	6,853,978

Term Loan, 4.20%, (1 mo. USD LIBOR + 2.50%), Maturing August 22, 2024		2,834	2,836,160

Wesco Aircraft Hardware Corp.

Term Loan, 4.21%, (1 mo. USD LIBOR + 2.50%), Maturing November 30, 2020		914	914,892

WP CPP Holdings, LLC

Term Loan, 5.68%, (USD LIBOR + 3.75%), Maturing April 30, 2025(4)		2,326	2,308,084

			$14,105,955

Automotive — 3.4%

Adient US, LLC

Term Loan, 6.11%, (USD LIBOR + 4.25%), Maturing May 6, 2024(4)		1,521	$1,523,089

American Axle and Manufacturing, Inc.

Term Loan, 4.01%, (USD LIBOR + 2.25%), Maturing April 6, 2024(4)		2,719	2,676,865

Autokiniton US Holdings, Inc.

Term Loan, 8.08%, (1 mo. USD LIBOR + 6.38%), Maturing May 22, 2025		864	829,500

Bright Bidco B.V.

Term Loan, 5.47%, (USD LIBOR + 3.50%), Maturing June 30, 2024(4)		1,663	796,286

Chassix, Inc.

Term Loan, 7.44%, (USD LIBOR + 5.50%), Maturing November 15, 2023(4)		1,474	1,366,903

Dayco Products, LLC

Term Loan, 6.16%, (3 mo. USD LIBOR + 4.25%), Maturing May 19, 2023		1,097	970,734

Garrett LX III S.a.r.l.

Term Loan, 2.75%, (3 mo. EURIBOR + 2.75%), Maturing September 27, 2025	EUR	475	520,037

Term Loan, 4.60%, (3 mo. USD LIBOR + 2.50%), Maturing September 27, 2025		272	267,940

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Automotive (continued)

IAA, Inc.

Term Loan, 4.00%, (1 mo. USD LIBOR + 2.25%), Maturing June 28, 2026		608	$611,611

Panther BF Aggregator 2 L.P.

Term Loan, 5.20%, (1 mo. USD LIBOR + 3.50%), Maturing April 30, 2026		3,800	3,796,436

Tenneco, Inc.

Term Loan, 4.70%, (1 mo. USD LIBOR + 3.00%), Maturing October 1, 2025		3,796	3,639,715

Thor Industries, Inc.

Term Loan, 5.56%, (1 mo. USD LIBOR + 3.75%), Maturing February 1, 2026		1,161	1,155,800

TI Group Automotive Systems, LLC

Term Loan, 3.50%, (3 mo. EURIBOR + 2.75%, Floor 0.75%), Maturing June 30, 2022	EUR	864	949,886

Term Loan, 4.20%, (1 mo. USD LIBOR + 2.50%), Maturing June 30, 2022		990	986,647

			$20,091,449

Beverage and Tobacco — 0.7%

Arterra Wines Canada, Inc.

Term Loan, 4.91%, (3 mo. USD LIBOR + 2.75%), Maturing December 15, 2023		2,703	$2,695,702

Flavors Holdings, Inc.

Term Loan, 7.85%, (3 mo. USD LIBOR + 5.75%), Maturing April 3, 2020		1,116	987,223

Term Loan - Second Lien, 12.10%, (3 mo. USD LIBOR + 10.00%), Maturing October 3, 2021		1,000	775,000

			$4,457,925

Brokerage / Securities Dealers / Investment Houses — 0.1%

OZ Management L.P.

Term Loan, 6.56%, (1 mo. USD LIBOR + 4.75%), Maturing April 10, 2023		126	$126,157

Resolute Investment Managers, Inc.

Term Loan - Second Lien, 9.43%, (3 mo. USD LIBOR + 7.50%), Maturing April 30, 2023		600	598,500

			$724,657

Building and Development — 4.3%

Advanced Drainage Systems, Inc.

Term Loan, 4.00%, (1 mo. USD LIBOR + 2.25%), Maturing July 31, 2026		325	$326,219

American Builders & Contractors Supply Co., Inc.

Term Loan, 3.70%, (1 mo. USD LIBOR + 2.00%), Maturing January 15, 2027		2,525	2,524,803

5	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Income Trust

November 30, 2019

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Building and Development (continued)

APi Group DE, Inc.

Term Loan, 4.20%, (1 mo. USD LIBOR + 2.50%), Maturing October 1, 2026	1,550	$1,560,414

Beacon Roofing Supply, Inc.

Term Loan, 3.95%, (1 mo. USD LIBOR + 2.25%), Maturing January 2, 2025	616	612,057

Brookfield Property REIT, Inc.

Term Loan, 4.20%, (1 mo. USD LIBOR + 2.50%), Maturing August 27, 2025	1,015	1,002,882

Core & Main L.P.

Term Loan, 4.67%, (USD LIBOR + 2.75%), Maturing August 1, 2024(4)	1,182	1,169,781

CPG International, Inc.

Term Loan, 5.93%, (6 mo. USD LIBOR + 3.75%), Maturing May 5, 2024	1,994	1,973,120

DTZ U.S. Borrower, LLC

Term Loan, 4.95%, (1 mo. USD LIBOR + 3.25%), Maturing August 21, 2025	5,891	5,918,998

Henry Company, LLC

Term Loan, 5.70%, (1 mo. USD LIBOR + 4.00%), Maturing October 5, 2023	439	438,881

NCI Building Systems, Inc.

Term Loan, 5.51%, (1 mo. USD LIBOR + 3.75%), Maturing April 12, 2025	817	809,063

Quikrete Holdings, Inc.

Term Loan, 4.45%, (1 mo. USD LIBOR + 2.75%), Maturing November 15, 2023	2,788	2,790,784

RE/MAX International, Inc.

Term Loan, 4.45%, (1 mo. USD LIBOR + 2.75%), Maturing December 15, 2023	2,059	2,060,045

Realogy Group, LLC

Term Loan, 3.96%, (1 mo. USD LIBOR + 2.25%), Maturing February 8, 2025	897	867,755

Summit Materials Companies I, LLC

Term Loan, 3.70%, (1 mo. USD LIBOR + 2.00%), Maturing November 21, 2024	663	666,089

Werner FinCo L.P.

Term Loan, 5.70%, (1 mo. USD LIBOR + 4.00%), Maturing July 24, 2024	1,128	1,102,363

WireCo WorldGroup, Inc.

Term Loan, 6.70%, (1 mo. USD LIBOR + 5.00%), Maturing September 30, 2023	631	600,288

Term Loan - Second Lien, 10.70%, (1 mo. USD LIBOR + 9.00%), Maturing September 30, 2024	1,300	1,209,000

		$25,632,542

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Business Equipment and Services — 11.7%

Acosta Holdco, Inc.

Term Loan, 7.00%, (USD Prime + 2.25%), Maturing September 26, 2021(6)		2,291	$428,183

Adtalem Global Education, Inc.

Term Loan, 4.70%, (1 mo. USD LIBOR + 3.00%), Maturing April 11, 2025		420	420,343

AlixPartners, LLP

Term Loan, 3.25%, (3 mo. EURIBOR + 3.25%), Maturing April 4, 2024	EUR	796	881,777

Term Loan, 4.45%, (1 mo. USD LIBOR + 2.75%), Maturing April 4, 2024		2,392	2,405,653

Allied Universal Holdco, LLC

Term Loan, 4.25%, Maturing July 10, 2026(2)		239	238,341

Term Loan, 6.51%, (6 mo. USD LIBOR + 4.25%), Maturing July 10, 2026		2,411	2,407,242

Altran Technologies S.A.

Term Loan, 3.00%, (3 mo. EURIBOR + 3.00%), Maturing March 20, 2025	EUR	1,541	1,707,547

AppLovin Corporation

Term Loan, 5.20%, (1 mo. USD LIBOR + 3.50%), Maturing August 15, 2025		3,875	3,889,710

Belfor Holdings, Inc.

Term Loan, 5.79%, (1 mo. USD LIBOR + 4.00%), Maturing April 6, 2026		574	577,147

BidFair MergeRight, Inc.

Term Loan, 7.27%, (1 mo. USD LIBOR + 5.50%), Maturing January 15, 2027		675	659,812

Bracket Intermediate Holding Corp.

Term Loan, 6.35%, (3 mo. USD LIBOR + 4.25%), Maturing September 5, 2025		941	927,568

Brand Energy & Infrastructure Services, Inc.

Term Loan, 6.24%, (3 mo. USD LIBOR + 4.25%), Maturing June 21, 2024		562	552,051

Camelot U.S. Acquisition 1 Co.

Term Loan, 4.95%, (1 mo. USD LIBOR + 3.25%), Maturing October 31, 2026		1,575	1,581,645

Ceridian HCM Holding, Inc.

Term Loan, 4.70%, (1 mo. USD LIBOR + 3.00%), Maturing April 30, 2025		1,559	1,565,584

CM Acquisition Co.

Term Loan, 12.10%, (3 mo. USD LIBOR + 10.00%), Maturing July 26, 2023		279	270,727

Cypress Intermediate Holdings III, Inc.

Term Loan, 4.46%, (1 mo. USD LIBOR + 2.75%), Maturing April 29, 2024		2,556	2,545,696

Deerfield Dakota Holding, LLC

Term Loan, 4.95%, (1 mo. USD LIBOR + 3.25%), Maturing February 13, 2025		1,642	1,623,968

6	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Income Trust

November 30, 2019

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Business Equipment and Services (continued)

EAB Global, Inc.

Term Loan, 5.74%, (USD LIBOR + 3.75%), Maturing November 15, 2024(4)	1,379	$1,358,315

EIG Investors Corp.

Term Loan, 5.67%, (3 mo. USD LIBOR + 3.75%), Maturing February 9, 2023	4,283	4,042,367

Element Materials Technology Group US Holdings, Inc.

Term Loan, 5.60%, (3 mo. USD LIBOR + 3.50%), Maturing June 28, 2024	418	418,293

Garda World Security Corporation

Term Loan, 6.66%, (3 mo. USD LIBOR + 4.75%), Maturing October 30, 2026	2,075	2,073,253

IG Investment Holdings, LLC

Term Loan, 5.70%, (1 mo. USD LIBOR + 4.00%), Maturing May 23, 2025	2,622	2,588,908

IRI Holdings, Inc.

Term Loan, 6.20%, (1 mo. USD LIBOR + 4.50%), Maturing December 1, 2025	2,233	2,126,120

Iron Mountain, Inc.

Term Loan, 3.45%, (1 mo. USD LIBOR + 1.75%), Maturing January 2, 2026	911	902,773

J.D. Power and Associates

Term Loan, 5.45%, (1 mo. USD LIBOR + 3.75%), Maturing September 7, 2023	3,405	3,409,005

KAR Auction Services, Inc.

Term Loan, 4.00%, (1 mo. USD LIBOR + 2.25%), Maturing September 19, 2026	675	679,641

Kronos Incorporated

Term Loan, 4.91%, (3 mo. USD LIBOR + 3.00%), Maturing November 1, 2023	6,300	6,305,815

KUEHG Corp.

Term Loan, 5.85%, (3 mo. USD LIBOR + 3.75%), Maturing February 21, 2025	2,747	2,729,388

Term Loan - Second Lien, 10.35%, (3 mo. USD LIBOR + 8.25%), Maturing August 18, 2025	425	425,000

Monitronics International, Inc.

Term Loan, 8.60%, (3 mo. USD LIBOR + 6.50%), Maturing March 29, 2024	1,607	1,406,182

PGX Holdings, Inc.

Term Loan, 6.96%, (1 mo. USD LIBOR + 5.25%), Maturing September 29, 2020	1,320	1,003,154

Pike Corporation

Term Loan, 4.96%, (1 mo. USD LIBOR + 3.25%), Maturing July 24, 2026	538	539,838

Ping Identity Corporation

Term Loan, 5.45%, (1 mo. USD LIBOR + 3.75%), Maturing January 24, 2025	76	76,360

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Business Equipment and Services (continued)

Pre-Paid Legal Services, Inc.

Term Loan, 4.95%, (1 mo. USD LIBOR + 3.25%), Maturing May 1, 2025		516	$513,963

Prime Security Services Borrower, LLC

Term Loan, 5.03%, (1 mo. USD LIBOR + 3.25%), Maturing September 23, 2026		2,410	2,386,417

Prometric Holdings, Inc.

Term Loan, 4.71%, (1 mo. USD LIBOR + 3.00%), Maturing January 29, 2025		320	315,739

Red Ventures, LLC

Term Loan, 4.70%, (1 mo. USD LIBOR + 3.00%), Maturing November 8, 2024		1,501	1,502,302

Sabre GLBL, Inc.

Term Loan, 3.70%, (1 mo. USD LIBOR + 2.00%), Maturing February 22, 2024		1,032	1,036,410

SMG US Midco 2, Inc.

Term Loan, 4.70%, (1 mo. USD LIBOR + 3.00%), Maturing January 23, 2025		246	246,635

Spin Holdco, Inc.

Term Loan, 5.25%, (3 mo. USD LIBOR + 3.25%), Maturing November 14, 2022		3,788	3,704,046

Techem Verwaltungsgesellschaft 675 mbH

Term Loan, 3.50%, (3 mo. EURIBOR + 3.50%), Maturing July 31, 2025	EUR	1,602	1,776,170

Tempo Acquisition, LLC

Term Loan, 4.70%, (1 mo. USD LIBOR + 3.00%), Maturing May 1, 2024		1,911	1,913,187

Vestcom Parent Holdings, Inc.

Term Loan, 5.70%, (1 mo. USD LIBOR + 4.00%), Maturing December 19, 2023		554	521,092

WASH Multifamily Laundry Systems, LLC

Term Loan, 4.95%, (1 mo. USD LIBOR + 3.25%), Maturing May 14, 2022		265	258,190

West Corporation

Term Loan, 5.43%, (USD LIBOR + 3.50%), Maturing October 10, 2024(4)		346	273,562

Term Loan, 5.93%, (USD LIBOR + 4.00%), Maturing October 10, 2024(4)		1,154	944,714

Zephyr Bidco Limited

Term Loan, 5.21%, (1 mo. GBP LIBOR + 4.50%), Maturing July 23, 2025	GBP	775	979,543

			$69,139,376

Cable and Satellite Television — 4.8%

Altice France S.A.

Term Loan, 5.45%, (1 mo. USD LIBOR + 3.69%), Maturing January 31, 2026		790	$782,601

7	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Income Trust

November 30, 2019

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Cable and Satellite Television (continued)

Altice France S.A. (continued)

Term Loan, 5.77%, (1 mo. USD LIBOR + 4.00%), Maturing August 14, 2026		1,249	$1,242,450

CSC Holdings, LLC

Term Loan, 4.02%, (1 mo. USD LIBOR + 2.25%), Maturing July 17, 2025		3,724	3,722,960

Term Loan, 4.02%, (1 mo. USD LIBOR + 2.25%), Maturing January 15, 2026		1,092	1,090,931

Term Loan, 4.33%, (2 mo. USD LIBOR + 2.50%), Maturing April 15, 2027		1,358	1,362,327

Numericable Group S.A.

Term Loan, 3.00%, (3 mo. EURIBOR + 3.00%), Maturing July 31, 2025	EUR	488	532,305

Term Loan, 4.45%, (1 mo. USD LIBOR + 2.75%), Maturing July 31, 2025		1,974	1,928,224

Radiate Holdco, LLC

Term Loan, 4.70%, (1 mo. USD LIBOR + 3.00%), Maturing February 1, 2024		2,033	2,021,777

Telenet Financing USD, LLC

Term Loan, 4.02%, (1 mo. USD LIBOR + 2.25%), Maturing August 15, 2026		3,100	3,104,650

Virgin Media Bristol, LLC

Term Loan, 4.27%, (1 mo. USD LIBOR + 2.50%), Maturing January 31, 2028		4,625	4,630,462

Virgin Media SFA Finance Limited

Term Loan, 2.50%, (6 mo. EURIBOR + 2.50%), Maturing January 31, 2029	EUR	1,325	1,462,033

Ziggo B.V.

Term Loan, 3.00%, (3 mo. EURIBOR + 3.00%), Maturing January 31, 2029	EUR	2,425	2,663,109

Ziggo Secured Finance Partnership

Term Loan, 4.27%, (1 mo. USD LIBOR + 2.50%), Maturing April 15, 2025		3,825	3,823,619

			$28,367,448

Chemicals and Plastics — 6.6%

Alpha 3 B.V.

Term Loan, 5.10%, (3 mo. USD LIBOR + 3.00%), Maturing January 31, 2024		1,333	$1,316,873

Aruba Investments, Inc.

Term Loan, 5.35%, (3 mo. USD LIBOR + 3.25%), Maturing February 2, 2022		983	980,417

Axalta Coating Systems US Holdings, Inc.

Term Loan, 3.85%, (3 mo. USD LIBOR + 1.75%), Maturing June 1, 2024		2,672	2,676,646

Chemours Company (The)

Term Loan, 2.50%, (3 mo. EURIBOR + 2.00%, Floor 0.50%), Maturing April 3, 2025	EUR	638	685,785

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Chemicals and Plastics (continued)

Emerald Performance Materials, LLC

Term Loan, 5.20%, (1 mo. USD LIBOR + 3.50%), Maturing August 1, 2021		542	$525,693

Ferro Corporation

Term Loan, 4.35%, (3 mo. USD LIBOR + 2.25%), Maturing February 14, 2024		353	351,954

Term Loan, 4.35%, (3 mo. USD LIBOR + 2.25%), Maturing February 14, 2024		361	359,605

Term Loan, 4.35%, (3 mo. USD LIBOR + 2.25%), Maturing February 14, 2024		439	437,240

Flint Group GmbH

Term Loan, 4.94%, (3 mo. USD LIBOR + 3.00%), Maturing September 7, 2021		158	129,189

Flint Group US, LLC

Term Loan, 4.94%, (3 mo. USD LIBOR + 3.00%), Maturing September 7, 2021		958	781,485

Gemini HDPE, LLC

Term Loan, 4.43%, (3 mo. USD LIBOR + 2.50%), Maturing August 7, 2024		2,244	2,244,062

H.B. Fuller Company

Term Loan, 3.72%, (1 mo. USD LIBOR + 2.00%), Maturing October 20, 2024		1,695	1,698,767

Hexion, Inc.

Term Loan, 4.00%, (3 mo. EURIBOR + 4.00%), Maturing July 1, 2026	EUR	1,600	1,759,048

Term Loan, 5.60%, (3 mo. USD LIBOR + 3.50%), Maturing July 1, 2026		773	775,942

INEOS Enterprises Holdings Limited

Term Loan, 4.00%, (3 mo. EURIBOR + 4.00%), Maturing August 28, 2026	EUR	200	221,717

INEOS Enterprises Holdings US Finco, LLC

Term Loan, 5.91%, (3 mo. USD LIBOR + 4.00%), Maturing August 31, 2026		275	275,458

INEOS Finance PLC

Term Loan, 2.50%, (1 mo. EURIBOR + 2.00%, Floor 0.50%), Maturing March 31, 2024	EUR	3,218	3,531,949

Kraton Polymers, LLC

Term Loan, 4.20%, (1 mo. USD LIBOR + 2.50%), Maturing March 5, 2025		883	881,868

Messer Industries GmbH

Term Loan, 4.60%, (3 mo. USD LIBOR + 2.50%), Maturing March 1, 2026		1,542	1,547,070

Minerals Technologies, Inc.

Term Loan, 4.03%, (USD LIBOR + 2.25%), Maturing February 14, 2024(4)		928	932,588

Momentive Performance Materials, Inc.

Term Loan, 4.96%, (1 mo. USD LIBOR + 3.25%), Maturing May 15, 2024		474	468,630

8	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Income Trust

November 30, 2019

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Chemicals and Plastics (continued)

Orion Engineered Carbons GmbH

Term Loan, 2.25%, (3 mo. EURIBOR + 2.25%), Maturing July 25, 2024	EUR	818	$906,144

Term Loan, 4.10%, (3 mo. USD LIBOR + 2.00%), Maturing July 25, 2024		1,142	1,133,698

PMHC II, Inc.

Term Loan, 5.60%, (3 mo. USD LIBOR + 3.50%), Maturing March 31, 2025		1,694	1,431,430

PQ Corporation

Term Loan, 4.43%, (3 mo. USD LIBOR + 2.50%), Maturing February 8, 2025		2,435	2,443,582

Pregis TopCo Corporation

Term Loan, 5.70%, (1 mo. USD LIBOR + 4.00%), Maturing July 31, 2026		675	662,344

Spectrum Holdings III Corp.

Term Loan, 4.95%, (1 mo. USD LIBOR + 3.25%), Maturing January 31, 2025		359	317,308

Starfruit Finco B.V.

Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), Maturing October 1, 2025	EUR	475	526,672

Term Loan, 5.01%, (1 mo. USD LIBOR + 3.25%), Maturing October 1, 2025		2,957	2,935,250

Tronox Finance, LLC

Term Loan, 4.61%, (USD LIBOR + 2.75%), Maturing September 23, 2024(4)		3,301	3,295,215

Univar, Inc.

Term Loan, 3.95%, (1 mo. USD LIBOR + 2.25%), Maturing July 1, 2024		2,222	2,229,648

Venator Materials Corporation

Term Loan, 4.70%, (1 mo. USD LIBOR + 3.00%), Maturing August 8, 2024		417	414,938

			$38,878,215

Conglomerates — 0.3%

Kronos Acquisition Holdings, Inc.

Term Loan, 8.70%, (1 mo. USD LIBOR + 7.00%), Maturing May 15, 2023		1,493	$1,485,037

Penn Engineering & Manufacturing Corp.

Term Loan, 4.45%, (1 mo. USD LIBOR + 2.75%), Maturing June 27, 2024		244	243,253

			$1,728,290

Containers and Glass Products — 3.4%

Berlin Packaging, LLC

Term Loan, 4.78%, (USD LIBOR + 3.00%), Maturing November 7, 2025(4)		272	$266,768

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Containers and Glass Products (continued)

Berry Global, Inc.

Term Loan, 3.76%, (1 mo. USD LIBOR + 2.00%), Maturing October 1, 2022		873	$877,219

Term Loan, 2.50%, (1 mo. EURIBOR + 2.50%), Maturing July 1, 2026	EUR	324	359,964

Term Loan, 4.26%, (1 mo. USD LIBOR + 2.50%), Maturing July 1, 2026		1,022	1,028,259

BWAY Holding Company

Term Loan, 5.23%, (3 mo. USD LIBOR + 3.25%), Maturing April 3, 2024		2,528	2,481,926

Consolidated Container Company, LLC

Term Loan, 4.45%, (1 mo. USD LIBOR + 2.75%), Maturing May 22, 2024		417	413,395

Flex Acquisition Company, Inc.

Term Loan, 5.09%, (USD LIBOR + 3.00%), Maturing December 29, 2023(4)		3,111	3,021,702

Term Loan, 5.35%, (3 mo. USD LIBOR + 3.25%), Maturing June 29, 2025		1,517	1,475,942

Libbey Glass, Inc.

Term Loan, 4.76%, (1 mo. USD LIBOR + 3.00%), Maturing April 9, 2021		1,098	847,405

Pelican Products, Inc.

Term Loan, 5.27%, (1 mo. USD LIBOR + 3.50%), Maturing May 1, 2025		642	588,920

Reynolds Group Holdings, Inc.

Term Loan, 4.45%, (1 mo. USD LIBOR + 2.75%), Maturing February 5, 2023		5,712	5,730,532

Ring Container Technologies Group, LLC

Term Loan, 4.45%, (1 mo. USD LIBOR + 2.75%), Maturing October 31, 2024		901	900,427

Trident TPI Holdings, Inc.

Term Loan, 3.25%, (3 mo. EURIBOR + 3.25%), Maturing October 17, 2024	EUR	1,351	1,426,935

Term Loan, 4.70%, (1 mo. USD LIBOR + 3.00%), Maturing October 17, 2024		763	723,783

			$20,143,177

Cosmetics / Toiletries — 0.3%

KIK Custom Products, Inc.

Term Loan, 5.70%, (1 mo. USD LIBOR + 4.00%), Maturing May 15, 2023		2,019	$1,948,626

			$1,948,626

Drugs — 6.1%

Akorn, Inc.

Term Loan, 8.75%, (8.00% cash (1 mo. USD LIBOR + 6.25%), 0.75% PIK), Maturing April 16, 2021		1,990	$1,902,229

9	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Income Trust

November 30, 2019

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Drugs (continued)

Albany Molecular Research, Inc.

Term Loan, 4.95%, (1 mo. USD LIBOR + 3.25%), Maturing August 30, 2024		833	$824,930

Term Loan - Second Lien, 8.70%, (1 mo. USD LIBOR + 7.00%), Maturing August 30, 2025		500	498,594

Alkermes, Inc.

Term Loan, 4.02%, (1 mo. USD LIBOR + 2.25%), Maturing March 23, 2023		398	396,399

Amneal Pharmaceuticals, LLC

Term Loan, 5.25%, (1 mo. USD LIBOR + 3.50%), Maturing May 4, 2025		3,752	2,920,011

Arbor Pharmaceuticals, Inc.

Term Loan, 7.10%, (3 mo. USD LIBOR + 5.00%), Maturing July 5, 2023		2,320	1,972,064

Bausch Health Cos., Inc.

Term Loan, 4.77%, (1 mo. USD LIBOR + 3.00%), Maturing June 2, 2025		5,899	5,932,147

Catalent Pharma Solutions, Inc.

Term Loan, 3.95%, (1 mo. USD LIBOR + 2.25%), Maturing May 18, 2026		871	874,064

Endo Luxembourg Finance Company I S.a.r.l.

Term Loan, 6.00%, (1 mo. USD LIBOR + 4.25%), Maturing April 29, 2024		6,569	6,031,100

Horizon Pharma, Inc.

Term Loan, 4.31%, (1 mo. USD LIBOR + 2.50%), Maturing May 22, 2026		2,196	2,207,671

Jaguar Holding Company II

Term Loan, 4.20%, (1 mo. USD LIBOR + 2.50%), Maturing August 18, 2022		6,964	6,980,811

Mallinckrodt International Finance S.A.

Term Loan, 4.85%, (3 mo. USD LIBOR + 2.75%), Maturing September 24, 2024		2,940	2,302,887

Term Loan, 4.91%, (3 mo. USD LIBOR + 3.00%), Maturing February 24, 2025		3,315	2,585,981

Nidda Healthcare Holding AG

Term Loan, Maturing August 21, 2024(5)	EUR	625	689,681

			$36,118,569

Ecological Services and Equipment — 1.3%

Advanced Disposal Services, Inc.

Term Loan, 3.85%, (1 week USD LIBOR + 2.25%), Maturing November 10, 2023		2,156	$2,163,163

EnergySolutions, LLC

Term Loan, 5.85%, (3 mo. USD LIBOR + 3.75%), Maturing May 9, 2025		1,980	1,866,361

GFL Environmental, Inc.

Term Loan, 4.70%, (1 mo. USD LIBOR + 3.00%), Maturing May 30, 2025		2,568	2,544,455

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Ecological Services and Equipment (continued)

Patriot Container Corp.

Term Loan, 5.20%, (1 mo. USD LIBOR + 3.50%), Maturing March 20, 2025		148	$146,550

Terrapure Environmental Ltd.

Term Loan, Maturing November 25, 2026(5)		450	449,437

US Ecology, Inc.

Term Loan, Maturing August 14, 2026(5)		275	277,320

			$7,447,286

Electronics / Electrical — 18.5%

Almonde, Inc.

Term Loan, 5.70%, (6 mo. USD LIBOR + 3.50%), Maturing June 13, 2024		3,755	$3,678,294

Applied Systems, Inc.

Term Loan, 5.35%, (3 mo. USD LIBOR + 3.25%), Maturing September 19, 2024		3,044	3,035,736

Term Loan - Second Lien, 9.10%, (3 mo. USD LIBOR + 7.00%), Maturing September 19, 2025		2,200	2,240,333

Aptean, Inc.

Term Loan, 6.35%, (3 mo. USD LIBOR + 4.25%), Maturing April 23, 2026		547	543,830

Term Loan - Second Lien, 10.60%, (3 mo. USD LIBOR + 8.50%), Maturing April 23, 2027		1,525	1,509,750

Avast Software B.V.

Term Loan, 4.35%, (3 mo. USD LIBOR + 2.25%), Maturing September 29, 2023		590	594,402

Banff Merger Sub, Inc.

Term Loan, 4.75%, (3 mo. EURIBOR + 4.75%), Maturing October 2, 2025	EUR	298	327,785

Term Loan, 5.95%, (1 mo. USD LIBOR + 4.25%), Maturing October 2, 2025		3,424	3,297,860

Barracuda Networks, Inc.

Term Loan, 5.16%, (3 mo. USD LIBOR + 3.25%), Maturing February 12, 2025		2,518	2,527,117

Canyon Valor Companies, Inc.

Term Loan, 3.00%, (3 mo. EURIBOR + 3.00%), Maturing June 16, 2023	EUR	490	542,083

Term Loan, 4.85%, (3 mo. USD LIBOR + 2.75%), Maturing June 16, 2023		1,586	1,588,290

Carbonite, Inc.

Term Loan, 5.68%, (3 mo. USD LIBOR + 3.75%), Maturing March 26, 2026		760	761,680

CDW, LLC

Term Loan, 3.46%, (1 mo. USD LIBOR + 1.75%), Maturing October 13, 2026		1,350	1,358,157

Celestica, Inc.

Term Loan, 4.20%, (1 mo. USD LIBOR + 2.50%), Maturing June 27, 2025		372	369,512

10	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Income Trust

November 30, 2019

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Electronics / Electrical (continued)

Cohu, Inc.

Term Loan, 5.20%, (6 mo. USD LIBOR + 3.00%), Maturing October 1, 2025	817	$794,289

CommScope, Inc.

Term Loan, 4.95%, (1 mo. USD LIBOR + 3.25%), Maturing April 6, 2026	1,850	1,840,750

CPI International, Inc.

Term Loan, 5.20%, (1 mo. USD LIBOR + 3.50%), Maturing July 26, 2024	711	674,975

Datto, Inc.

Term Loan, 5.95%, (1 mo. USD LIBOR + 4.25%), Maturing April 2, 2026	374	377,803

ECI Macola/Max Holding, LLC

Term Loan, 6.35%, (3 mo. USD LIBOR + 4.25%), Maturing September 27, 2024	836	832,789

Electro Rent Corporation

Term Loan, 6.94%, (USD LIBOR + 5.00%), Maturing January 31, 2024(4)	1,337	1,344,709

Energizer Holdings, Inc.

Term Loan, 4.06%, (1 mo. USD LIBOR + 2.25%), Maturing December 17, 2025	552	554,411

Epicor Software Corporation

Term Loan, 4.96%, (1 mo. USD LIBOR + 3.25%), Maturing June 1, 2022	4,568	4,575,583

EXC Holdings III Corp.

Term Loan, 5.60%, (3 mo. USD LIBOR + 3.50%), Maturing December 2, 2024	516	499,693

Financial & Risk US Holdings, Inc.

Term Loan, 5.45%, (1 mo. USD LIBOR + 3.75%), Maturing October 1, 2025	1,216	1,224,298

Flexera Software, LLC

Term Loan, 5.21%, (1 mo. USD LIBOR + 3.50%), Maturing February 26, 2025	271	271,811

GlobalLogic Holdings, Inc.

Term Loan, 4.95%, (1 mo. USD LIBOR + 3.25%), Maturing August 1, 2025	455	456,676

Hyland Software, Inc.

Term Loan, 5.20%, (1 mo. USD LIBOR + 3.50%), Maturing July 1, 2024	4,533	4,551,790

Term Loan - Second Lien, 8.70%, (1 mo. USD LIBOR + 7.00%), Maturing July 7, 2025	4,325	4,389,875

Infoblox, Inc.

Term Loan, 6.20%, (1 mo. USD LIBOR + 4.50%), Maturing November 7, 2023	2,051	2,054,683

Infor (US), Inc.

Term Loan, 4.85%, (3 mo. USD LIBOR + 2.75%), Maturing February 1, 2022	7,095	7,116,444

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Electronics / Electrical (continued)

Informatica, LLC

Term Loan, 3.50%, (3 mo. EURIBOR + 3.50%), Maturing August 5, 2022	EUR	344	$381,748

Term Loan, 4.95%, (1 mo. USD LIBOR + 3.25%), Maturing August 5, 2022		4,571	4,583,610

MA FinanceCo., LLC

Term Loan, 3.95%, (1 mo. USD LIBOR + 2.25%), Maturing November 19, 2021		2,843	2,840,899

Term Loan, 4.20%, (1 mo. USD LIBOR + 2.50%), Maturing June 21, 2024		506	503,636

MACOM Technology Solutions Holdings, Inc.

Term Loan, 3.95%, (1 mo. USD LIBOR + 2.25%), Maturing May 17, 2024		1,277	1,164,472

Microchip Technology Incorporated

Term Loan, 3.71%, (1 mo. USD LIBOR + 2.00%), Maturing May 29, 2025		1,595	1,599,711

Mirion Technologies, Inc.

Term Loan, 6.10%, (3 mo. USD LIBOR + 4.00%), Maturing March 6, 2026		448	450,114

MKS Instruments, Inc.

Term Loan, 3.45%, (1 mo. USD LIBOR + 1.75%), Maturing February 2, 2026		353	354,417

MTS Systems Corporation

Term Loan, 4.96%, (1 mo. USD LIBOR + 3.25%), Maturing July 5, 2023		538	538,076

NCR Corporation

Term Loan, 4.21%, (1 mo. USD LIBOR + 2.50%), Maturing August 28, 2026		975	982,307

Renaissance Holding Corp.

Term Loan, 4.95%, (1 mo. USD LIBOR + 3.25%), Maturing May 30, 2025		1,284	1,262,354

Term Loan - Second Lien, 8.70%, (1 mo. USD LIBOR + 7.00%), Maturing May 29, 2026		200	185,500

Seattle Spinco, Inc.

Term Loan, 4.20%, (1 mo. USD LIBOR + 2.50%), Maturing June 21, 2024		3,415	3,401,181

SGS Cayman L.P.

Term Loan, 7.48%, (3 mo. USD LIBOR + 5.38%), Maturing April 23, 2021		397	391,787

SkillSoft Corporation

Term Loan, 6.95%, (3 mo. USD LIBOR + 4.75%), Maturing April 28, 2021		4,994	3,870,316

SolarWinds Holdings, Inc.

Term Loan, 4.45%, (1 mo. USD LIBOR + 2.75%), Maturing February 5, 2024		3,446	3,462,039

Solera, LLC

Term Loan, 4.45%, (1 mo. USD LIBOR + 2.75%), Maturing March 3, 2023		2,365	2,333,750

11	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Income Trust

November 30, 2019

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Electronics / Electrical (continued)

Sparta Systems, Inc.

Term Loan, Maturing August 21, 2024(5)	1,322	$1,117,090

SS&C Technologies Holdings Europe S.a.r.l.

Term Loan, 3.95%, (1 mo. USD LIBOR + 2.25%), Maturing April 16, 2025	1,221	1,229,352

SS&C Technologies, Inc.

Term Loan, 3.95%, (1 mo. USD LIBOR + 2.25%), Maturing April 16, 2025	1,876	1,888,479

SurveyMonkey, Inc.

Term Loan, 5.34%, (1 week USD LIBOR + 3.75%), Maturing October 10, 2025	1,053	1,055,332

Sutherland Global Services, Inc.

Term Loan, 7.48%, (3 mo. USD LIBOR + 5.38%), Maturing April 23, 2021	1,704	1,683,097

Switch, Ltd.

Term Loan, 3.95%, (1 mo. USD LIBOR + 2.25%), Maturing June 27, 2024	269	269,989

Tibco Software, Inc.

Term Loan, 5.78%, (1 mo. USD LIBOR + 4.00%), Maturing June 30, 2026	1,261	1,265,512

TriTech Software Systems

Term Loan, 5.45%, (1 mo. USD LIBOR + 3.75%), Maturing August 29, 2025	918	853,798

TTM Technologies, Inc.

Term Loan, 4.28%, (1 mo. USD LIBOR + 2.50%), Maturing September 28, 2024	297	298,071

Uber Technologies

Term Loan, 5.20%, (1 mo. USD LIBOR + 3.50%), Maturing July 13, 2023	4,272	4,191,553

Term Loan, 5.76%, (1 mo. USD LIBOR + 4.00%), Maturing April 4, 2025	2,595	2,526,553

Ultimate Software Group, Inc. (The)

Term Loan, 5.45%, (1 mo. USD LIBOR + 3.75%), Maturing May 4, 2026	1,775	1,785,650

Ultra Clean Holdings, Inc.

Term Loan, 6.20%, (1 mo. USD LIBOR + 4.50%), Maturing August 27, 2025	858	858,393

Verifone Systems, Inc.

Term Loan, 5.90%, (3 mo. USD LIBOR + 4.00%), Maturing August 20, 2025	1,264	1,222,945

Veritas Bermuda, Ltd.

Term Loan, 6.27%, (USD LIBOR + 4.50%), Maturing January 27, 2023(4)	2,397	2,245,996

Vero Parent, Inc.

Term Loan, 6.41%, (3 mo. USD LIBOR + 4.50%), Maturing August 16, 2024	2,573	2,401,244

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Electronics / Electrical (continued)

Vungle, Inc.

Term Loan, 7.20%, (1 mo. USD LIBOR + 5.50%), Maturing September 30, 2026		725	$714,125

Western Digital Corporation

Term Loan, 3.45%, (1 mo. USD LIBOR + 1.75%), Maturing April 29, 2023		1,503	1,504,348

			$109,352,852

Equipment Leasing — 0.1%

IBC Capital Limited

Term Loan, 5.90%, (3 mo. USD LIBOR + 3.75%), Maturing September 11, 2023		616	$612,162

			$612,162

Financial Intermediaries — 4.6%

Apollo Commercial Real Estate Finance, Inc.

Term Loan, 4.52%, (1 mo. USD LIBOR + 2.75%), Maturing May 15, 2026		474	$474,393

Aretec Group, Inc.

Term Loan, 5.95%, (1 mo. USD LIBOR + 4.25%), Maturing October 1, 2025		5,126	4,863,453

Citco Funding, LLC

Term Loan, 4.20%, (1 mo. USD LIBOR + 2.50%), Maturing September 28, 2023		2,806	2,793,567

Claros Mortgage Trust, Inc.

Term Loan, 5.01%, (1 mo. USD LIBOR + 3.25%), Maturing August 10, 2026		825	827,063

Ditech Holding Corporation

Term Loan, 0.00%, Maturing June 30, 2022(6)		3,222	1,324,415

EIG Management Company, LLC

Term Loan, 5.45%, (1 mo. USD LIBOR + 3.75%), Maturing February 22, 2025		271	271,044

Evergood 4 ApS

Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), Maturing February 6, 2025	EUR	750	829,202

Focus Financial Partners, LLC

Term Loan, 4.20%, (1 mo. USD LIBOR + 2.50%), Maturing July 3, 2024		3,072	3,089,504

Franklin Square Holdings L.P.

Term Loan, 4.25%, (1 mo. USD LIBOR + 2.50%), Maturing August 1, 2025		569	573,157

Greenhill & Co., Inc.

Term Loan, 5.02%, (1 mo. USD LIBOR + 3.25%), Maturing April 12, 2024		1,146	1,111,256

GreenSky Holdings, LLC

Term Loan, 5.00%, (1 mo. USD LIBOR + 3.25%), Maturing March 31, 2025		1,478	1,462,725

12	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Income Trust

November 30, 2019

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Financial Intermediaries (continued)

Guggenheim Partners, LLC

Term Loan, 4.45%, (1 mo. USD LIBOR + 2.75%), Maturing July 21, 2023		1,120	$1,103,321

Harbourvest Partners, LLC

Term Loan, 4.02%, (1 mo. USD LIBOR + 2.25%), Maturing March 3, 2025		1,059	1,061,570

LPL Holdings, Inc.

Term Loan, 3.45%, (1 mo. USD LIBOR + 1.75%), Maturing November 12, 2026		1,500	1,506,875

Ocwen Loan Servicing, LLC

Term Loan, 6.70%, (1 mo. USD LIBOR + 5.00%), Maturing December 7, 2020		294	291,430

Starwood Property Trust, Inc.

Term Loan, 4.20%, (1 mo. USD LIBOR + 2.50%), Maturing July 27, 2026		550	551,712

StepStone Group L.P.

Term Loan, 5.84%, (2 mo. USD LIBOR + 4.00%), Maturing March 27, 2025		640	639,450

Victory Capital Holdings, Inc.

Term Loan, 5.35%, (3 mo. USD LIBOR + 3.25%), Maturing July 1, 2026		1,325	1,334,291

Virtus Investment Partners, Inc.

Term Loan, 4.03%, (1 mo. USD LIBOR + 2.25%), Maturing June 1, 2024		589	591,307

Walker & Dunlop, Inc.

Term Loan, 3.95%, (1 mo. USD LIBOR + 2.25%), Maturing November 7, 2025		2,283	2,292,262

			$26,991,997

Food Products — 4.2%

Alphabet Holding Company, Inc.

Term Loan, 5.20%, (1 mo. USD LIBOR + 3.50%), Maturing September 26, 2024		2,548	$2,387,157

Atkins Nutritionals Holdings II, Inc.

Term Loan, 5.73%, (3 mo. USD LIBOR + 3.75%), Maturing July 7, 2024		400	403,000

B&G Foods, Inc.

Term Loan, 4.20%, (1 mo. USD LIBOR + 2.50%), Maturing October 10, 2026		275	276,432

Badger Buyer Corp.

Term Loan, 5.20%, (1 mo. USD LIBOR + 3.50%), Maturing September 30, 2024		368	312,375

CHG PPC Parent, LLC

Term Loan, 3.50%, (1 mo. EURIBOR + 3.50%), Maturing March 31, 2025	EUR	3,125	3,462,895

Term Loan, 4.45%, (1 mo. USD LIBOR + 2.75%), Maturing March 31, 2025		518	521,030

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Food Products (continued)

Del Monte Foods, Inc.

Term Loan, 5.16%, (3 mo. USD LIBOR + 3.25%), Maturing February 18, 2021		2,287	$2,000,619

Dole Food Company, Inc.

Term Loan, 4.46%, (1 mo. USD LIBOR + 2.75%), Maturing April 6, 2024		1,793	1,776,987

Froneri International PLC

Term Loan, 2.13%, (2 mo. EURIBOR + 2.13%), Maturing January 31, 2025	EUR	2,825	3,128,141

Hearthside Food Solutions, LLC

Term Loan, 5.39%, (1 mo. USD LIBOR + 3.69%), Maturing May 23, 2025		1,758	1,636,049

Term Loan, 5.70%, (1 mo. USD LIBOR + 4.00%), Maturing May 23, 2025		496	466,475

HLF Financing S.a.r.l.

Term Loan, 4.95%, (1 mo. USD LIBOR + 3.25%), Maturing August 18, 2025		1,114	1,119,518

Jacobs Douwe Egberts International B.V.

Term Loan, 2.25%, (3 mo. EURIBOR + 1.75%, Floor 0.50%), Maturing November 1, 2025	EUR	285	316,788

Term Loan, 3.81%, (1 mo. USD LIBOR + 2.00%), Maturing November 1, 2025		1,512	1,520,283

JBS USA Lux S.A.

Term Loan, 4.20%, (1 mo. USD LIBOR + 2.50%), Maturing May 1, 2026		4,428	4,450,810

Nomad Foods Europe Midco Limited

Term Loan, 4.02%, (1 mo. USD LIBOR + 2.25%), Maturing May 15, 2024		1,280	1,283,164

			$25,061,723

Food Service — 2.0%

1011778 B.C. Unlimited Liability Company

Term Loan, Maturing November 19, 2026(5)		6,075	$6,079,556

IRB Holding Corp.

Term Loan, 5.22%, (3 mo. USD LIBOR + 3.25%), Maturing February 5, 2025		2,277	2,281,413

NPC International, Inc.

Term Loan, 5.43%, (3 mo. USD LIBOR + 3.50%), Maturing April 19, 2024		929	462,765

Restaurant Technologies, Inc.

Term Loan, 4.95%, (1 mo. USD LIBOR + 3.25%), Maturing October 1, 2025		223	224,289

US Foods, Inc.

Term Loan, 3.70%, (1 mo. USD LIBOR + 2.00%), Maturing June 27, 2023		886	888,010

13	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Income Trust

November 30, 2019

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Food Service (continued)

US Foods, Inc. (continued)

Term Loan, 3.70%, (1 mo. USD LIBOR + 2.00%), Maturing September 13, 2026		1,775	$1,781,656

			$11,717,689

Food / Drug Retailers — 0.8%

Albertsons, LLC

Term Loan, 4.45%, (1 mo. USD LIBOR + 2.75%), Maturing November 17, 2025		426	$429,658

Term Loan, 4.45%, (1 mo. USD LIBOR + 2.75%), Maturing August 17, 2026		3,232	3,257,843

Diplomat Pharmacy, Inc.

Term Loan, 6.41%, (USD LIBOR + 4.50%), Maturing December 20, 2024(4)		497	445,730

L1R HB Finance Limited

Term Loan, 4.25%, (3 mo. EURIBOR + 4.25%), Maturing August 9, 2024	EUR	450	239,378

Term Loan, 6.02%, (3 mo. GBP LIBOR + 5.25%), Maturing September 2, 2024	GBP	450	288,972

			$4,661,581

Forest Products — 0.1%

Clearwater Paper Corporation

Term Loan, 4.88%, (1 week USD LIBOR + 3.25%), Maturing July 26, 2026		350	$350,437

			$350,437

Health Care — 12.2%

Acadia Healthcare Company, Inc.

Term Loan, 4.20%, (1 mo. USD LIBOR + 2.50%), Maturing February 11, 2022		252	$252,762

ADMI Corp.

Term Loan, 4.45%, (1 mo. USD LIBOR + 2.75%), Maturing April 30, 2025		1,827	1,810,128

Alliance Healthcare Services, Inc.

Term Loan, 6.20%, (1 mo. USD LIBOR + 4.50%), Maturing October 24, 2023		837	736,313

Term Loan - Second Lien, 11.70%, (1 mo. USD LIBOR + 10.00%), Maturing April 24, 2024		525	521,063

athenahealth, Inc.

Term Loan, 6.40%, (USD LIBOR + 4.50%), Maturing February 11, 2026(4)		2,015	2,016,537

Athletico Management, LLC

Term Loan, 5.26%, (1 mo. USD LIBOR + 3.50%), Maturing October 31, 2025		571	572,114

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Health Care (continued)

Avantor, Inc.

Term Loan, 4.70%, (1 mo. USD LIBOR + 3.00%), Maturing November 21, 2024		504	$508,243

BioClinica, Inc.

Term Loan, 5.94%, (1 mo. USD LIBOR + 4.25%), Maturing October 20, 2023		1,509	1,459,015

BW NHHC Holdco, Inc.

Term Loan, 6.91%, (3 mo. USD LIBOR + 5.00%), Maturing May 15, 2025		1,062	808,557

Carestream Dental Equipment, Inc.

Term Loan, 4.95%, (1 mo. USD LIBOR + 3.25%), Maturing September 1, 2024		1,122	1,049,070

Certara L.P.

Term Loan, 5.20%, (1 mo. USD LIBOR + 3.50%), Maturing August 15, 2024		980	968,363

Change Healthcare Holdings, LLC

Term Loan, 4.20%, (1 mo. USD LIBOR + 2.50%), Maturing March 1, 2024		5,512	5,518,840

CHG Healthcare Services, Inc.

Term Loan, 4.70%, (1 mo. USD LIBOR + 3.00%), Maturing June 7, 2023		3,477	3,482,972

Concentra, Inc.

Term Loan, 4.54%, (3 mo. USD LIBOR + 2.50%), Maturing June 1, 2022		693	694,676

CryoLife, Inc.

Term Loan, 5.35%, (3 mo. USD LIBOR + 3.25%), Maturing November 14, 2024		516	519,359

CTC AcquiCo GmbH

Term Loan, 2.50%, (3 mo. EURIBOR + 2.50%), Maturing March 7, 2025	EUR	903	986,724

Ensemble RCM, LLC

Term Loan, 5.66%, (3 mo. USD LIBOR + 3.75%), Maturing August 3, 2026		525	525,984

Envision Healthcare Corporation

Term Loan, 5.45%, (1 mo. USD LIBOR + 3.75%), Maturing October 10, 2025		6,135	4,898,735

Gentiva Health Services, Inc.

Term Loan, 5.50%, (1 mo. USD LIBOR + 3.75%), Maturing July 2, 2025		2,552	2,565,462

GHX Ultimate Parent Corporation

Term Loan, 5.35%, (3 mo. USD LIBOR + 3.25%), Maturing June 28, 2024		980	971,638

Greatbatch Ltd.

Term Loan, 4.27%, (1 mo. USD LIBOR + 2.50%), Maturing October 27, 2022		1,516	1,519,739

Grifols Worldwide Operations USA, Inc.

Term Loan, 3.77%, (1 mo. USD LIBOR + 2.00%), Maturing November 15, 2027		4,557	4,590,482

14	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Income Trust

November 30, 2019

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Health Care (continued)

Hanger, Inc.

Term Loan, 5.20%, (1 mo. USD LIBOR + 3.50%), Maturing March 6, 2025	1,133	$1,136,998

Inovalon Holdings, Inc.

Term Loan, 5.31%, (1 mo. USD LIBOR + 3.50%), Maturing April 2, 2025	1,264	1,268,791

IQVIA, Inc.

Term Loan, 4.10%, (3 mo. USD LIBOR + 2.00%), Maturing March 7, 2024	551	553,559

Term Loan, 4.10%, (3 mo. USD LIBOR + 2.00%), Maturing January 17, 2025	980	984,900

Medical Solutions, LLC

Term Loan, 6.20%, (1 mo. USD LIBOR + 4.50%), Maturing June 14, 2024	1,636	1,629,901

MPH Acquisition Holdings, LLC

Term Loan, 4.85%, (3 mo. USD LIBOR + 2.75%), Maturing June 7, 2023	3,314	3,173,728

National Mentor Holdings, Inc.

Term Loan, 5.96%, (1 mo. USD LIBOR + 4.25%), Maturing March 9, 2026	29	29,331

Term Loan, 5.96%, (1 mo. USD LIBOR + 4.25%), Maturing March 9, 2026	518	520,026

Navicure, Inc.

Term Loan, 5.70%, (1 mo. USD LIBOR + 4.00%), Maturing October 22, 2026	1,025	1,025,628

One Call Corporation

Term Loan, 7.16%, (3 mo. USD LIBOR + 5.25%), Maturing November 25, 2022	2,087	1,878,119

Ortho-Clinical Diagnostics S.A.

Term Loan, 5.31%, (3 mo. USD LIBOR + 3.25%), Maturing June 30, 2025	5,023	4,967,975

Parexel International Corporation

Term Loan, 4.45%, (1 mo. USD LIBOR + 2.75%), Maturing September 27, 2024	2,517	2,444,608

Phoenix Guarantor, Inc.

Term Loan, 6.27%, (1 mo. USD LIBOR + 4.50%), Maturing March 5, 2026	1,970	1,982,990

Radiology Partners Holdings, LLC

Term Loan, 6.66%, (USD LIBOR + 4.75%), Maturing July 9, 2025(4)	621	607,424

RadNet, Inc.

Term Loan, 5.54%, (3 mo. USD LIBOR + 3.50%), Maturing June 30, 2023	1,683	1,671,594

Select Medical Corporation

Term Loan, 4.58%, (USD LIBOR + 2.50%), Maturing March 6, 2025(4)	2,338	2,333,820

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Health Care (continued)

Sotera Health Holdings, LLC

Term Loan, 4.93%, (3 mo. USD LIBOR + 3.00%), Maturing May 15, 2022	891	$888,825

Sound Inpatient Physicians

Term Loan, 4.45%, (1 mo. USD LIBOR + 2.75%), Maturing June 27, 2025	494	493,750

Surgery Center Holdings, Inc.

Term Loan, 4.96%, (1 mo. USD LIBOR + 3.25%), Maturing September 2, 2024	1,054	1,041,977

Team Health Holdings, Inc.

Term Loan, 4.45%, (1 mo. USD LIBOR + 2.75%), Maturing February 6, 2024	2,013	1,434,214

Tecomet, Inc.

Term Loan, 5.01%, (1 mo. USD LIBOR + 3.25%), Maturing May 1, 2024	831	832,173

U.S. Anesthesia Partners, Inc.

Term Loan, 4.70%, (1 mo. USD LIBOR + 3.00%), Maturing June 23, 2024	1,693	1,676,116

Verscend Holding Corp.

Term Loan, 6.20%, (1 mo. USD LIBOR + 4.50%), Maturing August 27, 2025	1,609	1,613,768

Viant Medical Holdings, Inc.

Term Loan, 5.85%, (3 mo. USD LIBOR + 3.75%), Maturing July 2, 2025	495	465,506

Wink Holdco, Inc.

Term Loan, 4.70%, (1 mo. USD LIBOR + 3.00%), Maturing December 2, 2024	491	486,030

		$72,118,527

Home Furnishings — 0.5%

Serta Simmons Bedding, LLC

Term Loan, 5.26%, (1 mo. USD LIBOR + 3.50%), Maturing November 8, 2023	5,287	$3,097,302

		$3,097,302

Industrial Equipment — 5.5%

AI Alpine AT Bidco GmbH

Term Loan, 4.60%, (2 mo. USD LIBOR + 2.75%), Maturing October 31, 2025	248	$240,681

Altra Industrial Motion Corp.

Term Loan, 3.70%, (1 mo. USD LIBOR + 2.00%), Maturing October 1, 2025	722	720,763

Apex Tool Group, LLC

Term Loan, 7.20%, (1 mo. USD LIBOR + 5.50%), Maturing August 1, 2024	2,535	2,419,039

15	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Income Trust

November 30, 2019

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Industrial Equipment (continued)

Carlisle Foodservice Products, Inc.

Term Loan, 4.70%, (1 mo. USD LIBOR + 3.00%), Maturing March 20, 2025		271	$258,716

Coherent Holding GmbH

Term Loan, 3.00%, (3 mo. EURIBOR + 2.25%, Floor 0.75%), Maturing November 7, 2023	EUR	735	816,096

CPM Holdings, Inc.

Term Loan, 5.45%, (1 mo. USD LIBOR + 3.75%), Maturing November 17, 2025		323	311,676

Delachaux Group S.A.

Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), Maturing March 28, 2026	EUR	400	442,333

Term Loan, 6.50%, (3 mo. USD LIBOR + 4.50%), Maturing March 28, 2026		475	474,703

DexKo Global, Inc.

Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), Maturing July 24, 2024	EUR	325	352,465

Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), Maturing July 24, 2024	EUR	813	881,166

Term Loan, 5.20%, (1 mo. USD LIBOR + 3.50%), Maturing July 24, 2024		904	893,918

DXP Enterprises, Inc.

Term Loan, 6.45%, (1 mo. USD LIBOR + 4.75%), Maturing August 29, 2023		539	542,032

Dynacast International, LLC

Term Loan, 5.35%, (3 mo. USD LIBOR + 3.25%), Maturing January 28, 2022		1,302	1,220,313

Engineered Machinery Holdings, Inc.

Term Loan, 5.10%, (3 mo. USD LIBOR + 3.00%), Maturing July 19, 2024		1,819	1,797,496

Term Loan, 6.35%, (3 mo. USD LIBOR + 4.25%), Maturing July 19, 2024		323	322,562

EWT Holdings III Corp.

Term Loan, 4.70%, (1 mo. USD LIBOR + 3.00%), Maturing December 20, 2024		2,119	2,128,614

Filtration Group Corporation

Term Loan, 3.50%, (3 mo. EURIBOR + 3.50%), Maturing March 29, 2025	EUR	394	437,325

Term Loan, 4.70%, (1 mo. USD LIBOR + 3.00%), Maturing March 29, 2025		1,682	1,689,174

Gardner Denver, Inc.

Term Loan, 3.00%, (1 mo. EURIBOR + 3.00%), Maturing July 30, 2024	EUR	424	470,358

Term Loan, 4.45%, (1 mo. USD LIBOR + 2.75%), Maturing July 30, 2024		1,028	1,033,389

Gates Global, LLC

Term Loan, 3.00%, (3 mo. EURIBOR + 3.00%), Maturing April 1, 2024	EUR	926	1,009,499

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Industrial Equipment (continued)

Gates Global, LLC (continued)

Term Loan, 4.45%, (1 mo. USD LIBOR + 2.75%), Maturing April 1, 2024		4,604	$4,597,883

Hayward Industries, Inc.

Term Loan, 5.20%, (1 mo. USD LIBOR + 3.50%), Maturing August 5, 2024		485	477,732

LTI Holdings, Inc.

Term Loan, 5.20%, (1 mo. USD LIBOR + 3.50%), Maturing September 6, 2025		495	423,844

Term Loan, 6.45%, (1 mo. USD LIBOR + 4.75%), Maturing July 24, 2026		200	173,500

Pro Mach Group, Inc.

Term Loan, 4.47%, (1 mo. USD LIBOR + 2.75%), Maturing March 7, 2025		246	239,109

Quimper AB

Term Loan, 4.25%, (3 mo. EURIBOR + 4.25%), Maturing February 13, 2026	EUR	1,900	2,087,623

Robertshaw US Holding Corp.

Term Loan, 5.00%, (1 mo. USD LIBOR + 3.25%), Maturing February 28, 2025		1,059	939,752

Shape Technologies Group, Inc.

Term Loan, 4.93%, (3 mo. USD LIBOR + 3.00%), Maturing April 21, 2025		247	222,188

Thermon Industries, Inc.

Term Loan, 5.53%, (1 mo. USD LIBOR + 3.75%), Maturing October 24, 2024		295	296,877

Titan Acquisition Limited

Term Loan, 4.70%, (1 mo. USD LIBOR + 3.00%), Maturing March 28, 2025		3,127	2,998,092

Welbilt, Inc.

Term Loan, 4.20%, (1 mo. USD LIBOR + 2.50%), Maturing October 23, 2025		1,684	1,690,018

			$32,608,936

Insurance — 6.0%

Alliant Holdings Intermediate, LLC

Term Loan, 4.70%, (1 mo. USD LIBOR + 3.00%), Maturing May 9, 2025		2,551	$2,530,170

Term Loan, 5.02%, (1 mo. USD LIBOR + 3.25%), Maturing May 9, 2025		474	472,110

AmWINS Group, Inc.

Term Loan, 4.46%, (1 mo. USD LIBOR + 2.75%), Maturing January 25, 2024		3,723	3,737,851

Asurion, LLC

Term Loan, 4.70%, (1 mo. USD LIBOR + 3.00%), Maturing August 4, 2022		4,274	4,286,625

16	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Income Trust

November 30, 2019

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Insurance (continued)

Asurion, LLC (continued)

Term Loan, 4.70%, (1 mo. USD LIBOR + 3.00%), Maturing November 3, 2023		2,288	$2,292,667

Term Loan - Second Lien, 8.20%, (1 mo. USD LIBOR + 6.50%), Maturing August 4, 2025		4,200	4,224,940

Financiere CEP S.A.S.

Term Loan, 4.25%, (3 mo. EURIBOR + 4.25%), Maturing January 16, 2025	EUR	550	612,183

FrontDoor, Inc.

Term Loan, 4.25%, (1 mo. USD LIBOR + 2.50%), Maturing August 16, 2025		495	495,613

Hub International Limited

Term Loan, 4.69%, (3 mo. USD LIBOR + 2.75%), Maturing April 25, 2025		5,234	5,166,282

Term Loan, 5.90%, (3 mo. USD LIBOR + 4.00%), Maturing April 25, 2025		1,900	1,904,750

NFP Corp.

Term Loan, 4.70%, (1 mo. USD LIBOR + 3.00%), Maturing January 8, 2024		3,722	3,684,839

Sedgwick Claims Management Services, Inc.

Term Loan, 4.95%, (1 mo. USD LIBOR + 3.25%), Maturing December 31, 2025		1,265	1,245,665

USI, Inc.

Term Loan, 5.10%, (3 mo. USD LIBOR + 3.00%), Maturing May 16, 2024		3,633	3,591,658

Term Loan, Maturing December 2, 2026(5)		1,475	1,473,156

			$35,718,509

Leisure Goods / Activities / Movies — 6.3%

AMC Entertainment Holdings, Inc.

Term Loan, 5.23%, (6 mo. USD LIBOR + 3.00%), Maturing April 22, 2026		1,940	$1,950,679

Amer Sports Oyj

Term Loan, 4.50%, (3 mo. EURIBOR + 4.50%), Maturing March 30, 2026	EUR	3,625	3,995,604

Ancestry.com Operations, Inc.

Term Loan, 5.96%, (1 mo. USD LIBOR + 4.25%), Maturing August 27, 2026		3,367	3,236,108

Bombardier Recreational Products, Inc.

Term Loan, 3.70%, (1 mo. USD LIBOR + 2.00%), Maturing May 23, 2025		4,742	4,747,809

ClubCorp Holdings, Inc.

Term Loan, 4.85%, (3 mo. USD LIBOR + 2.75%), Maturing September 18, 2024		2,410	2,208,373

Crown Finance US, Inc.

Term Loan, 2.38%, (1 mo. EURIBOR + 2.38%), Maturing February 28, 2025	EUR	293	325,390

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Leisure Goods / Activities / Movies (continued)

Crown Finance US, Inc. (continued)

Term Loan, 3.95%, (1 mo. USD LIBOR + 2.25%), Maturing February 28, 2025		1,783	$1,779,736

Term Loan, 4.20%, (1 mo. USD LIBOR + 2.50%), Maturing September 30, 2026		1,550	1,547,675

Delta 2 (LUX) S.a.r.l.

Term Loan, 4.20%, (1 mo. USD LIBOR + 2.50%), Maturing February 1, 2024		1,780	1,768,567

Emerald Expositions Holding, Inc.

Term Loan, 4.45%, (1 mo. USD LIBOR + 2.75%), Maturing May 22, 2024		1,178	1,127,578

Etraveli Holding AB

Term Loan, 4.25%, (3 mo. EURIBOR + 4.25%), Maturing August 2, 2024	EUR	950	1,053,157

Lindblad Expeditions, Inc.

Term Loan, 4.95%, (1 mo. USD LIBOR + 3.25%), Maturing March 27, 2025		342	343,187

Term Loan, 4.95%, (1 mo. USD LIBOR + 3.25%), Maturing March 27, 2025		1,369	1,372,746

Match Group, Inc.

Term Loan, 4.44%, (3 mo. USD LIBOR + 2.50%), Maturing November 16, 2022		558	558,858

Motion Finco S.a.r.l.

Term Loan, Maturing November 13, 2026(5)		70	70,336

Term Loan, Maturing November 13, 2026(5)		530	535,164

Term Loan, Maturing November 13, 2026(5)	EUR	1,425	1,584,273

NASCAR Holdings, Inc.

Term Loan, 4.51%, (1 mo. USD LIBOR + 2.75%), Maturing October 19, 2026		766	771,881

SeaWorld Parks & Entertainment, Inc.

Term Loan, 4.70%, (1 mo. USD LIBOR + 3.00%), Maturing March 31, 2024		1,929	1,929,558

SRAM, LLC

Term Loan, 4.51%, (USD LIBOR + 2.75%), Maturing March 15, 2024(4)		1,362	1,369,144

Steinway Musical Instruments, Inc.

Term Loan, 5.51%, (1 mo. USD LIBOR + 3.75%), Maturing February 14, 2025		911	905,431

Travel Leaders Group, LLC

Term Loan, 5.71%, (1 mo. USD LIBOR + 4.00%), Maturing January 25, 2024		988	990,586

UFC Holdings, LLC

Term Loan, 4.96%, (1 mo. USD LIBOR + 3.25%), Maturing April 29, 2026		2,325	2,338,966

17	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Income Trust

November 30, 2019

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Leisure Goods / Activities / Movies (continued)

Vue International Bidco PLC

Term Loan, 4.75%, (3 mo. EURIBOR + 4.75%), Maturing June 14, 2026	EUR	678	$752,483

Term Loan, Maturing June 18, 2026(5)	EUR	122	135,304

			$37,398,593

Lodging and Casinos — 4.9%

Aimbridge Acquisition Co., Inc.

Term Loan, 5.46%, (1 mo. USD LIBOR + 3.75%), Maturing February 2, 2026		274	$274,644

Aristocrat Technologies, Inc.

Term Loan, 3.72%, (3 mo. USD LIBOR + 1.75%), Maturing October 19, 2024		1,040	1,045,354

Azelis Finance S.A.

Term Loan, 4.00%, (6 mo. EURIBOR + 4.00%), Maturing November 7, 2025	EUR	2,000	2,214,761

Boyd Gaming Corporation

Term Loan, 3.85%, (1 week USD LIBOR + 2.25%), Maturing September 15, 2023		930	934,059

CityCenter Holdings, LLC

Term Loan, 3.95%, (1 mo. USD LIBOR + 2.25%), Maturing April 18, 2024		2,668	2,675,849

Eldorado Resorts, LLC

Term Loan, 4.01%, (1 mo. USD LIBOR + 2.25%), Maturing April 17, 2024		800	799,651

ESH Hospitality, Inc.

Term Loan, 3.70%, (1 mo. USD LIBOR + 2.00%), Maturing September 18, 2026		730	732,833

Golden Nugget, Inc.

Term Loan, 4.68%, (USD LIBOR + 2.75%), Maturing October 4, 2023(4)		5,157	5,165,421

GVC Holdings PLC

Term Loan, 2.50%, (6 mo. EURIBOR + 2.50%), Maturing March 29, 2024	EUR	1,875	2,076,016

Term Loan, 4.45%, (6 mo. USD LIBOR + 2.25%), Maturing March 29, 2024		1,182	1,182,000

Hanjin International Corp.

Term Loan, 4.20%, (1 mo. USD LIBOR + 2.50%), Maturing October 18, 2020		550	545,875

MGM Growth Properties Operating Partnership L.P.

Term Loan, 3.70%, (1 mo. USD LIBOR + 2.00%), Maturing March 21, 2025		1,486	1,492,678

Playa Resorts Holding B.V.

Term Loan, 4.45%, (1 mo. USD LIBOR + 2.75%), Maturing April 29, 2024		2,596	2,540,508

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Lodging and Casinos (continued)

Stars Group Holdings B.V. (The)

Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), Maturing July 10, 2025	EUR	1,000	$1,112,579

Term Loan, 5.60%, (3 mo. USD LIBOR + 3.50%), Maturing July 10, 2025		3,748	3,770,482

VICI Properties 1, LLC

Term Loan, 3.72%, (1 mo. USD LIBOR + 2.00%), Maturing December 20, 2024		2,315	2,326,106

			$28,888,816

Nonferrous Metals / Minerals — 0.6%

CD&R Hydra Buyer, Inc.

Term Loan, 7.50%, (0.00% cash, 7.50% PIK), Maturing August 15, 2021(3)(7)		151	$120,828

Murray Energy Corporation

DIP Loan, 7.43%, (1 mo. USD LIBOR + 11.00%), Maturing July 29, 2020(2)		576	588,983

Term Loan, 0.00%, Maturing October 17, 2022(6)		2,068	524,748

Noranda Aluminum Acquisition Corporation

Term Loan, 0.00%, Maturing February 28, 2020(6)		942	56,517

Oxbow Carbon, LLC

Term Loan, 5.45%, (1 mo. USD LIBOR + 3.75%), Maturing January 4, 2023		1,412	1,411,281

Rain Carbon GmbH

Term Loan, 3.00%, (6 mo. EURIBOR + 3.00%), Maturing January 16, 2025	EUR	1,025	1,077,486

			$3,779,843

Oil and Gas — 4.5%

Ameriforge Group, Inc.

Term Loan, 9.10%, (3 mo. USD LIBOR + 7.00%), Maturing June 8, 2022(3)		760	$758,185

Apergy Corporation

Term Loan, 4.25%, (1 mo. USD LIBOR + 2.50%), Maturing May 9, 2025		267	266,899

Blackstone CQP Holdco L.P.

Term Loan, 5.66%, (3 mo. USD LIBOR + 3.50%), Maturing September 30, 2024		1,047	1,048,030

Buckeye Partners L.P.

Term Loan, 4.53%, (1 mo. USD LIBOR + 2.75%), Maturing November 1, 2026		2,850	2,876,362

Centurion Pipeline Company, LLC

Term Loan, 4.95%, (1 mo. USD LIBOR + 3.25%), Maturing September 29, 2025		273	271,573

18	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Income Trust

November 30, 2019

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Oil and Gas (continued)

CITGO Holding, Inc.

Term Loan, 8.70%, (1 mo. USD LIBOR + 7.00%), Maturing August 1, 2023	275	$278,552

CITGO Petroleum Corporation

Term Loan, 6.60%, (3 mo. USD LIBOR + 4.50%), Maturing July 29, 2021	1,845	1,854,801

Term Loan, 7.10%, (3 mo. USD LIBOR + 5.00%), Maturing March 28, 2024	3,259	3,295,285

Delek US Holdings, Inc.

Term Loan, 3.95%, (1 mo. USD LIBOR + 2.25%), Maturing March 31, 2025	1,393	1,377,616

Equitrans Midstream Corporation

Term Loan, 6.21%, (1 mo. USD LIBOR + 4.50%), Maturing January 31, 2024	2,010	1,924,395

Fieldwood Energy, LLC

Term Loan, 7.18%, (3 mo. USD LIBOR + 5.25%), Maturing April 11, 2022	2,775	2,261,471

Matador Bidco S.a.r.l.

Term Loan, 6.45%, (1 mo. USD LIBOR + 4.75%), Maturing June 12, 2026	3,050	3,059,531

McDermott Technology Americas, Inc.

Term Loan, 5.37%, (2 mo. USD LIBOR + 10.00%), Maturing October 21, 2021(2)	775	780,813

Term Loan, 7.10%, (3 mo. USD LIBOR + 5.00%), Maturing May 9, 2025	2,253	1,104,536

Prairie ECI Acquiror L.P.

Term Loan, 6.85%, (3 mo. USD LIBOR + 4.75%), Maturing March 11, 2026	2,438	2,366,405

PSC Industrial Holdings Corp.

Term Loan, 5.52%, (1 mo. USD LIBOR + 3.75%), Maturing October 11, 2024	761	751,920

Sheridan Investment Partners II L.P.

DIP Loan, 8.74%, (1 mo. USD LIBOR + 7.00%), Maturing March 19, 2020	90	89,778

DIP Loan, 8.77%, (1 mo. USD LIBOR + 7.00%), Maturing March 19, 2020	90	89,778

Term Loan, 0.00%, Maturing December 16, 2020(6)	34	12,248

Term Loan, 0.00%, Maturing December 16, 2020(6)	92	32,842

Term Loan, 0.00%, Maturing December 16, 2020(6)	660	236,092

Sheridan Production Partners I, LLC

Term Loan, 0.00%, Maturing December 9, 2019(6)	122	67,082

Term Loan, 0.00%, Maturing December 9, 2019(6)	200	109,826

Term Loan, 0.00%, Maturing December 9, 2019(6)	1,507	828,822

UGI Energy Services, LLC

Term Loan, 5.45%, (1 mo. USD LIBOR + 3.75%), Maturing August 13, 2026	1,097	1,103,194

		$26,846,036

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Publishing — 1.0%

Ascend Learning, LLC

Term Loan, 4.70%, (1 mo. USD LIBOR + 3.00%), Maturing July 12, 2024	1,201	$1,204,752

Getty Images, Inc.

Term Loan, 6.25%, (1 mo. USD LIBOR + 4.50%), Maturing February 19, 2026	1,762	1,703,698

Harland Clarke Holdings Corp.

Term Loan, 6.85%, (3 mo. USD LIBOR + 4.75%), Maturing November 3, 2023	879	666,723

LSC Communications, Inc.

Term Loan, 7.09%, (1 week USD LIBOR + 5.50%), Maturing September 30, 2022	821	507,533

ProQuest, LLC

Term Loan, 5.20%, (1 mo. USD LIBOR + 3.50%), Maturing October 23, 2026	1,675	1,679,187

Tweddle Group, Inc.

Term Loan, 6.20%, (1 mo. USD LIBOR + 4.50%), Maturing September 17, 2023	216	196,223

		$5,958,116

Radio and Television — 2.9%

Cumulus Media New Holdings, Inc.

Term Loan, 5.45%, (1 mo. USD LIBOR + 3.75%), Maturing March 31, 2026	575	$579,097

Diamond Sports Group, LLC

Term Loan, 4.96%, (1 mo. USD LIBOR + 3.25%), Maturing August 24, 2026	3,200	3,197,334

E.W. Scripps Company (The)

Term Loan, 4.45%, (1 mo. USD LIBOR + 2.75%), Maturing May 1, 2026	323	324,507

Entercom Media Corp.

Term Loan, 4.45%, (1 mo. USD LIBOR + 2.75%), Maturing November 18, 2024	1,066	1,071,464

Entravision Communications Corporation

Term Loan, 4.45%, (1 mo. USD LIBOR + 2.75%), Maturing November 29, 2024	956	928,590

Gray Television, Inc.

Term Loan, 4.03%, (1 mo. USD LIBOR + 2.25%), Maturing February 7, 2024	255	255,687

Term Loan, 4.28%, (1 mo. USD LIBOR + 2.50%), Maturing January 2, 2026	691	694,319

Hubbard Radio, LLC

Term Loan, 5.21%, (1 mo. USD LIBOR + 3.50%), Maturing March 28, 2025	809	808,964

iHeartCommunications, Inc.

Term Loan, 5.78%, (1 mo. USD LIBOR + 4.00%), Maturing May 1, 2026	1,926	1,941,118

19	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Income Trust

November 30, 2019

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Radio and Television (continued)

Mission Broadcasting, Inc.

Term Loan, 4.03%, (1 mo. USD LIBOR + 2.25%), Maturing January 17, 2024	358	$359,133

Nexstar Broadcasting, Inc.

Term Loan, 3.95%, (1 mo. USD LIBOR + 2.25%), Maturing January 17, 2024	1,804	1,807,365

Term Loan, 4.45%, (1 mo. USD LIBOR + 2.75%), Maturing September 18, 2026	525	527,672

Sinclair Television Group, Inc.

Term Loan, 3.96%, (1 mo. USD LIBOR + 2.25%), Maturing January 3, 2024	538	539,427

Term Loan, 4.27%, (1 mo. USD LIBOR + 2.50%), Maturing September 30, 2026	675	678,789

Univision Communications, Inc.

Term Loan, 4.45%, (1 mo. USD LIBOR + 2.75%), Maturing March 15, 2024	3,793	3,720,064

		$17,433,530

Rail Industries — 0.2%

Genesee & Wyoming, Inc.

Term Loan, Maturing November 6, 2026(5)	1,000	$1,008,125

		$1,008,125

Retailers (Except Food and Drug) — 3.0%

Allsup’s Convenience Stores, Inc.

Term Loan, 8.02%, (1 mo. USD LIBOR + 6.25%), Maturing November 18, 2024	675	$654,750

Apro, LLC

Term Loan, 0.00%, Maturing November 14, 2026(2)	150	150,188

Term Loan, 5.84%, (3 mo. USD LIBOR + 4.00%), Maturing November 14, 2026	525	525,656

Ascena Retail Group, Inc.

Term Loan, 6.25%, (1 mo. USD LIBOR + 4.50%), Maturing August 21, 2022	2,370	1,474,188

Bass Pro Group, LLC

Term Loan, 6.70%, (1 mo. USD LIBOR + 5.00%), Maturing September 25, 2024	1,397	1,375,988

BJ’s Wholesale Club, Inc.

Term Loan, 4.51%, (1 mo. USD LIBOR + 2.75%), Maturing February 3, 2024	855	857,918

Coinamatic Canada, Inc.

Term Loan, 4.95%, (1 mo. USD LIBOR + 3.25%), Maturing May 14, 2022	46	45,217

David’s Bridal, Inc.

Term Loan, 4.10%, (3 mo. USD LIBOR + 2.00%), Maturing December 31, 2019	33	32,452

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Retailers (Except Food and Drug) (continued)

David’s Bridal, Inc. (continued)

Term Loan, 7.92%, (3 mo. USD LIBOR + 6.00%), Maturing June 30, 2023	327	$327,272

Term Loan, 9.61%, (3 mo. USD LIBOR + 7.50%), Maturing July 17, 2023	267	230,069

Term Loan, 10.11%, (3 mo. USD LIBOR + 8.00%), Maturing January 18, 2024	1,014	420,642

Global Appliance, Inc.

Term Loan, 5.71%, (1 mo. USD LIBOR + 4.00%), Maturing September 29, 2024	998	976,738

Hoya Midco, LLC

Term Loan, 5.20%, (1 mo. USD LIBOR + 3.50%), Maturing June 30, 2024	2,072	2,035,907

J. Crew Group, Inc.

Term Loan, 4.85%, (USD LIBOR + 3.00%), Maturing March 5, 2021(3)(4)	3,098	2,442,588

LSF9 Atlantis Holdings, LLC

Term Loan, 7.76%, (1 mo. USD LIBOR + 6.00%), Maturing May 1, 2023	1,038	964,808

PetSmart, Inc.

Term Loan, 5.77%, (1 mo. USD LIBOR + 4.00%), Maturing March 11, 2022	3,627	3,533,894

PFS Holding Corporation

Term Loan, 5.41%, (3 mo. USD LIBOR + 3.50%), Maturing January 31, 2021	2,338	900,209

Pier 1 Imports (U.S.), Inc.

Term Loan, 5.70%, (6 mo. USD LIBOR + 3.50%), Maturing April 30, 2021	545	138,927

Radio Systems Corporation

Term Loan, 4.50%, (1 mo. USD LIBOR + 2.75%), Maturing May 2, 2024	440	435,476

		$17,522,887

Steel — 1.1%

Atkore International, Inc.

Term Loan, 4.86%, (3 mo. USD LIBOR + 2.75%), Maturing December 22, 2023	1,320	$1,323,954

GrafTech Finance, Inc.

Term Loan, 5.20%, (1 mo. USD LIBOR + 3.50%), Maturing February 12, 2025	2,781	2,718,740

Neenah Foundry Company

Term Loan, 8.35%, (2 mo. USD LIBOR + 6.50%), Maturing December 13, 2022	747	731,937

Phoenix Services International, LLC

Term Loan, 5.51%, (1 mo. USD LIBOR + 3.75%), Maturing March 1, 2025	887	815,580

20	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Income Trust

November 30, 2019

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Steel (continued)

Zekelman Industries, Inc.

Term Loan, 3.97%, (1 mo. USD LIBOR + 2.25%), Maturing June 14, 2021		1,203	$1,203,907

			$6,794,118

Surface Transport — 0.9%

1199169 B.C. Unlimited Liability Company

Term Loan, 6.10%, (3 mo. USD LIBOR + 4.00%), Maturing April 6, 2026		288	$290,114

Agro Merchants NAI Holdings, LLC

Term Loan, 5.85%, (3 mo. USD LIBOR + 3.75%), Maturing December 6, 2024		393	390,246

Hertz Corporation (The)

Term Loan, 4.46%, (1 mo. USD LIBOR + 2.75%), Maturing June 30, 2023		1,090	1,095,073

Kenan Advantage Group, Inc.

Term Loan, 4.70%, (1 mo. USD LIBOR + 3.00%), Maturing July 31, 2022		118	115,476

Term Loan, 4.70%, (1 mo. USD LIBOR + 3.00%), Maturing July 31, 2022		387	379,735

PODS, LLC

Term Loan, 4.52%, (1 mo. USD LIBOR + 2.75%), Maturing December 6, 2024		662	663,157

Stena International S.a.r.l.

Term Loan, 5.11%, (3 mo. USD LIBOR + 3.00%), Maturing March 3, 2021		1,654	1,613,784

XPO Logistics, Inc.

Term Loan, 3.70%, (1 mo. USD LIBOR + 2.00%), Maturing February 24, 2025		650	652,618

			$5,200,203

Telecommunications — 5.8%

CenturyLink, Inc.

Term Loan, 4.45%, (1 mo. USD LIBOR + 2.75%), Maturing January 31, 2025		5,477	$5,482,575

Colorado Buyer, Inc.

Term Loan, 4.77%, (1 mo. USD LIBOR + 3.00%), Maturing May 1, 2024		1,666	1,398,576

Digicel International Finance Limited

Term Loan, 5.34%, (6 mo. USD LIBOR + 3.25%), Maturing May 28, 2024		1,789	1,507,935

eircom Holdings (Ireland) Limited

Term Loan, 3.25%, (1 mo. EURIBOR + 3.25%), Maturing May 15, 2026	EUR	1,706	1,888,890

Gamma Infrastructure III B.V.

Term Loan, 3.50%, (6 mo. EURIBOR + 3.50%), Maturing January 9, 2025	EUR	1,650	1,804,172

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Telecommunications (continued)

Global Eagle Entertainment, Inc.

Term Loan, 9.71%, (USD LIBOR + 7.50%), Maturing January 6, 2023(4)		2,711	$2,460,114

Intelsat Jackson Holdings S.A.

Term Loan, 5.68%, (6 mo. USD LIBOR + 3.75%), Maturing November 27, 2023		2,400	2,368,500

Term Loan, 6.43%, (6 mo. USD LIBOR + 4.50%), Maturing January 2, 2024		1,600	1,591,000

IPC Corp.

Term Loan, 6.43%, (3 mo. USD LIBOR + 4.50%), Maturing August 6, 2021		1,230	1,023,193

Matterhorn Telecom S.A.

Term Loan, 3.50%, (3 mo. EURIBOR + 3.50%), Maturing September 30, 2026	EUR	475	527,933

Onvoy, LLC

Term Loan, 6.20%, (1 mo. USD LIBOR + 4.50%), Maturing February 10, 2024		1,755	1,478,588

Plantronics, Inc.

Term Loan, 4.20%, (1 mo. USD LIBOR + 2.50%), Maturing July 2, 2025		1,327	1,256,777

Sprint Communications, Inc.

Term Loan, 4.25%, (1 mo. USD LIBOR + 2.50%), Maturing February 2, 2024		3,705	3,667,950

Term Loan, 4.75%, (1 mo. USD LIBOR + 3.00%), Maturing February 2, 2024		819	817,959

Syniverse Holdings, Inc.

Term Loan, 6.85%, (2 mo. USD LIBOR + 5.00%), Maturing March 9, 2023		1,034	920,267

Telesat Canada

Term Loan, 4.61%, (3 mo. USD LIBOR + 2.50%), Maturing November 17, 2023		4,989	5,000,484

Term Loan, 4.63%, (3 mo. USD LIBOR + 2.75%), Maturing December 7, 2026		1,450	1,446,375

			$34,641,288

Utilities — 2.5%

Brookfield WEC Holdings, Inc.

Term Loan, 5.20%, (1 mo. USD LIBOR + 3.50%), Maturing August 1, 2025		2,407	$2,413,205

Calpine Construction Finance Company L.P.

Term Loan, 4.20%, (1 mo. USD LIBOR + 2.50%), Maturing January 15, 2025		951	954,418

Calpine Corporation

Term Loan, 4.61%, (3 mo. USD LIBOR + 2.50%), Maturing January 15, 2024		3,375	3,388,145

Term Loan, 4.86%, (3 mo. USD LIBOR + 2.75%), Maturing April 5, 2026		948	951,652

21	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Income Trust

November 30, 2019

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Utilities (continued)

Granite Acquisition, Inc.

Term Loan, 5.60%, (3 mo. USD LIBOR + 3.50%), Maturing December 19, 2021	2,634	$2,642,423

Lightstone Holdco, LLC

Term Loan, 5.45%, (1 mo. USD LIBOR + 3.75%), Maturing January 30, 2024	86	77,701

Term Loan, 5.45%, (1 mo. USD LIBOR + 3.75%), Maturing January 30, 2024	1,524	1,377,632

Longview Power, LLC

Term Loan, 7.93%, (3 mo. USD LIBOR + 6.00%), Maturing April 13, 2021	3,160	1,779,991

Talen Energy Supply, LLC

Term Loan, 5.45%, (1 mo. USD LIBOR + 3.75%), Maturing July 8, 2026	800	796,000

USIC Holdings, Inc.

Term Loan, 4.95%, (1 mo. USD LIBOR + 3.25%), Maturing December 8, 2023	197	195,091

		$14,576,258

Total Senior Floating-Rate Loans (identified cost $825,280,535)		$791,123,043

Corporate Bonds & Notes — 11.1%
Security	Principal Amount* (000’s omitted)	Value

Aerospace and Defense — 0.3%

Huntington Ingalls Industries, Inc.

5.00%, 11/15/25(8)	10	$10,504

TransDigm, Inc.

6.50%, 7/15/24	1,038	1,073,022

6.25%, 3/15/26(8)	400	430,250

7.50%, 3/15/27	563	610,755

		$2,124,531

Automotive — 0.3%

Navistar International Corp.,

6.625%, 11/1/25(8)	596	$615,370

Panther BF Aggregator 2 L.P./Panther Finance Co., Inc.

8.50%, 5/15/27(8)	958	980,776

		$1,596,146

Security	Principal Amount* (000’s omitted)	Value

Building and Development — 0.2%

Builders FirstSource, Inc.

5.625%, 9/1/24(8)	5	$5,212

Core & Main Holdings, L.P.

8.625%, (8.625% cash or 9.375% PIK), 9/15/24(8)(9)	69	71,444

Hillman Group, Inc. (The)

6.375%, 7/15/22(8)	53	48,909

Reliance Intermediate Holdings, L.P.

6.50%, 4/1/23(8)	120	123,950

Standard Industries, Inc.

6.00%, 10/15/25 (8)	50	52,437

5.00%, 2/15/27 (8)	958	996,150

TRI Pointe Group, Inc./TRI Pointe Homes, Inc.

5.875%, 6/15/24	8	8,643

		$1,306,745

Business Equipment and Services — 0.7%

Allied Universal Holdco, LLC/Allied Universal Finance Corp.

6.625%, 7/15/26(8)	958	$1,014,880

EIG Investors Corp.

10.875%, 2/1/24	958	944,028

Prime Security Services Borrower, LLC/Prime Finance, Inc.

5.25%, 4/15/24(8)	750	774,368

5.75%, 4/15/26(8)	750	784,795

ServiceMaster Co., LLC (The)

7.45%, 8/15/27	427	482,872

		$4,000,943

Cable and Satellite Television — 0.7%

Altice France S.A.

8.125%, 2/1/27(8)	958	$1,063,404

5.50%, 1/15/28(8)	200	202,505

Altice Luxembourg S.A.

10.50%, 5/15/27(8)	475	539,849

Cablevision Systems Corp.

5.875%, 9/15/22	15	16,200

CCO Holdings, LLC/CCO Holdings Capital Corp.

5.25%, 9/30/22	26	26,406

5.75%, 1/15/24	2	2,048

5.375%, 5/1/25(8)	95	98,562

5.75%, 2/15/26(8)	45	47,634

5.50%, 5/1/26(8)	958	1,012,915

CSC Holdings, LLC

5.25%, 6/1/24	10	10,775

22	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Income Trust

November 30, 2019

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000’s omitted)	Value

Cable and Satellite Television (continued)

DISH DBS Corp.

6.75%, 6/1/21	20	$21,118

5.875%, 7/15/22	983	1,029,686

5.875%, 11/15/24	5	5,006

TEGNA, Inc.

5.00%, 9/15/29(8)	74	74,185

		$4,150,293

Chemicals and Plastics — 0.0%(10)

W.R. Grace & Co.

5.125%, 10/1/21(8)	30	$31,193

5.625%, 10/1/24(8)	15	16,356

		$47,549

Conglomerates — 0.0%(10)

Spectrum Brands, Inc.

5.75%, 7/15/25	75	$78,725

5.00%, 10/1/29(8)	30	30,686

		$109,411

Consumer Products — 0.0%(10)

Central Garden & Pet Co.

6.125%, 11/15/23	25	$25,885

		$25,885

Containers and Glass Products — 1.1%

Berry Global, Inc.

6.00%, 10/15/22	19	$19,386

Owens-Brockway Glass Container, Inc.

5.875%, 8/15/23(8)	14	14,858

Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC

5.75%, 10/15/20	4,216	4,225,947

5.501%, (3 mo. USD LIBOR + 3.50%), 7/15/21(8)(11)	1,050	1,054,987

7.00%, 7/15/24(8)	958	993,326

		$6,308,504

Distribution & Wholesale — 0.0%(10)

Performance Food Group, Inc.

5.50%, 10/15/27(8)	68	$72,422

		$72,422

Security	Principal Amount* (000’s omitted)	Value

Diversified Financial Services — 0.1%

GEMS MENASA Cayman, Ltd./GEMS Education Delaware, LLC

7.125%, 7/31/26(8)	458	$483,132

		$483,132

Drugs — 0.9%

Bausch Health Americas, Inc.

8.50%, 1/31/27(8)	206	$233,815

Bausch Health Cos., Inc.

6.50%, 3/15/22(8)	887	911,393

7.00%, 3/15/24(8)	1,153	1,209,197

5.50%, 11/1/25(8)	1,875	1,964,062

7.00%, 1/15/28(8)	752	825,679

Jaguar Holding Co. II/Pharmaceutical Product Development, LLC

6.375%, 8/1/23(8)	75	77,812

		$5,221,958

Ecological Services and Equipment — 0.2%

Covanta Holding Corp.

5.875%, 3/1/24	25	$25,823

GFL Environmental, Inc.

8.50%, 5/1/27(8)	958	1,021,829

		$1,047,652

Electronics / Electrical — 0.3%

CommScope, Inc.

6.00%, 3/1/26(8)	1,000	$1,049,376

Energizer Holdings, Inc.

7.75%, 1/15/27(8)	759	849,945

Infor (US), Inc.

6.50%, 5/15/22	50	51,065

Sensata Technologies, Inc.

4.375%, 2/15/30(8)	45	44,999

		$1,995,385

Entertainment — 0.2%

Merlin Entertainments PLC

5.75%, 6/15/26(8)	958	$1,034,973

		$1,034,973

23	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Income Trust

November 30, 2019

Portfolio of Investments (Unaudited) — continued

Security		Principal Amount* (000’s omitted)	Value

Financial Intermediaries — 0.2%

Icahn Enterprises, L.P./Icahn Enterprises Finance Corp.

6.25%, 2/1/22		40	$40,900

6.25%, 5/15/26		958	1,020,868

JPMorgan Chase & Co.

Series S, 6.75% to 2/1/24(12)(13)		80	90,157

Navient Corp.

5.00%, 10/26/20		30	30,647

			$1,182,572

Food Products — 0.2%

Iceland Bondco PLC

5.035%, (3 mo. GBP LIBOR + 4.25%), 7/15/20(8)(11)	GBP	187	$241,033

JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.

5.50%, 1/15/30(8)		237	253,376

Post Holdings, Inc.

8.00%, 7/15/25(8)		20	21,358

5.625%, 1/15/28(8)		958	1,024,890

			$1,540,657

Food Service — 0.0%(10)

Yum! Brands, Inc.

4.75%, 1/15/30(8)		142	$147,329

			$147,329

Food / Drug Retailers — 0.1%

Fresh Market, Inc. (The)

9.75%, 5/1/23(8)		1,300	$741,000

			$741,000

Health Care — 1.0%

Avantor, Inc.

6.00%, 10/1/24(8)		1,425	$1,530,079

Centene Corp.

4.75%, 5/15/22		20	20,450

Eagle Holding Co. II, LLC

7.75%, (7.75% cash or 8.50% PIK), 5/15/22(8)(9)		958	975,956

HCA Healthcare, Inc.

6.25%, 2/15/21		90	94,478

HCA, Inc.

5.875%, 2/15/26		25	28,282

5.375%, 9/1/26		958	1,063,404

Security	Principal Amount* (000’s omitted)	Value

Health Care (continued)

Hologic, Inc.

4.375%, 10/15/25(8)	30	$30,975

RegionalCare Hospital Partners Holdings, Inc.

8.25%, 5/1/23(8)	1,850	1,966,781

Tenet Healthcare Corp.

8.125%, 4/1/22	45	49,275

6.75%, 6/15/23	10	10,825

		$5,770,505

Insurance — 0.2%

AssuredPartners, Inc.

7.00%, 8/15/25(8)	958	$957,990

		$957,990

Internet Software & Services — 0.1%

Netflix, Inc.

5.50%, 2/15/22	45	$47,643

5.875%, 2/15/25	55	60,376

5.375%, 11/15/29(8)	240	253,230

Riverbed Technology, Inc.

8.875%, 3/1/23(8)	33	15,180

		$376,429

Leisure Goods / Activities / Movies — 0.3%

Mattel, Inc.

6.75%, 12/31/25(8)	726	$762,300

Sabre GLBL, Inc.

5.375%, 4/15/23(8)	25	25,687

5.25%, 11/15/23(8)	40	41,100

Viking Cruises, Ltd.

6.25%, 5/15/25(8)	45	47,044

5.875%, 9/15/27(8)	958	1,027,285

		$1,903,416

Lodging and Casinos — 0.7%

Caesars Resort Collection, LLC/CRC Finco, Inc.

5.25%, 10/15/25(8)	958	$992,450

ESH Hospitality, Inc.

5.25%, 5/1/25(8)	35	36,225

4.625%, 10/1/27(8)	91	91,666

Golden Nugget, Inc.

8.75%, 10/1/25(8)	503	534,432

24	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Income Trust

November 30, 2019

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000’s omitted)	Value

Lodging and Casinos (continued)

MGM Growth Properties Operating Partnership, L.P./MGP Finance Co-Issuer, Inc.

5.625%, 5/1/24	15	$16,538

MGM Resorts International

6.625%, 12/15/21	90	98,078

7.75%, 3/15/22	25	28,094

RHP Hotel Properties, L.P./RHP Finance Corp.

5.00%, 4/15/23	30	30,762

Stars Group Holdings B.V./Stars Group US Co-Borrower, LLC

7.00%, 7/15/26(8)	958	1,036,865

Wynn Las Vegas, LLC/Wynn Las Vegas Capital Corp.

5.25%, 5/15/27(8)	958	999,912

Wynn Resorts Finance, LLC/Wynn Resorts Capital Corp.

5.125%, 10/1/29(8)	88	93,335

		$3,958,357

Nonferrous Metals / Minerals — 0.0%(10)

New Gold, Inc.

6.25%, 11/15/22(8)	12	$11,970

		$11,970

Oil and Gas — 1.3%

Antero Resources Corp.

5.375%, 11/1/21	100	$92,600

5.625%, 6/1/23	5	3,550

Ascent Resources Utica Holdings, LLC/ARU Finance Corp.

10.00%, 4/1/22(8)	958	922,069

Centennial Resource Production, LLC

6.875%, 4/1/27(8)	958	936,380

CITGO Petroleum Corp.

6.25%, 8/15/22(8)	775	785,651

CVR Refining, LLC/Coffeyville Finance, Inc.

6.50%, 11/1/22	130	131,949

Energy Transfer Operating, L.P.

5.875%, 1/15/24	35	38,568

Hilcorp Energy I, L.P./Hilcorp Finance Co.

6.25%, 11/1/28(8)	958	808,626

Neptune Energy Bondco PLC

6.625%, 5/15/25(8)	1,065	1,063,711

Newfield Exploration Co.

5.625%, 7/1/24	130	141,956

Security	Principal Amount* (000’s omitted)	Value

Oil and Gas (continued)

Parsley Energy, LLC/Parsley Finance Corp.

5.25%, 8/15/25(8)	15	$15,274

5.625%, 10/15/27(8)	288	298,447

PBF Logistics, L.P./PBF Logistics Finance Corp.

6.875%, 5/15/23	50	51,642

Precision Drilling Corp.

6.50%, 12/15/21	1,307	1,300,540

Seven Generations Energy, Ltd.

6.75%, 5/1/23(8)	65	67,058

6.875%, 6/30/23(8)	30	30,837

Tervita Corp.

7.625%, 12/1/21(8)	977	979,091

Williams Cos., Inc. (The)

4.55%, 6/24/24	5	5,354

		$7,673,303

Radio and Television — 0.3%

iHeartCommunications, Inc.

6.375%, 5/1/26	208	$224,631

8.375%, 5/1/27	376	411,077

Nielsen Co. Luxembourg S.a.r.l. (The)

5.50%, 10/1/21(8)	35	35,122

Sirius XM Radio, Inc.

5.00%, 8/1/27(8)	958	1,010,714

Univision Communications, Inc.

6.75%, 9/15/22(8)	270	274,134

		$1,955,678

Retailers (Except Food and Drug) — 0.0%(10)

Party City Holdings, Inc.

6.125%, 8/15/23(8)	17	$13,055

6.625%, 8/1/26(8)	181	109,020

		$122,075

Road & Rail — 0.0%(10)

Watco Cos., LLC/Watco Finance Corp.

6.375%, 4/1/23(8)	45	$45,862

		$45,862

Software and Services — 0.0%(10)

IHS Markit, Ltd.

5.00%, 11/1/22(8)	60	$63,989

		$63,989

25	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Income Trust

November 30, 2019

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000’s omitted)	Value

Steel — 0.2%

Allegheny Technologies, Inc.

7.875%, 8/15/23	1,065	$1,186,133

		$1,186,133

Surface Transport — 0.2%

DAE Funding, LLC

5.00%, 8/1/24(8)	958	$1,003,495

XPO Logistics, Inc.

6.50%, 6/15/22(8)	56	57,448

		$1,060,943

Telecommunications — 0.9%

CenturyLink, Inc.

6.75%, 12/1/23	40	$44,600

CommScope Technologies, LLC

6.00%, 6/15/25(8)	29	28,058

5.00%, 3/15/27(8)	963	847,483

Digicel International Finance, Ltd./Digicel Holdings Bermuda, Ltd.

8.75%, 5/25/24(8)	600	574,251

Hughes Satellite Systems Corp.

6.625%, 8/1/26	958	1,054,133

Intelsat Jackson Holdings S.A.

5.50%, 8/1/23	25	19,930

8.50%, 10/15/24(8)	490	404,250

Level 3 Financing, Inc.

5.375%, 1/15/24	25	25,479

Sprint Communications, Inc.

7.00%, 8/15/20	149	152,800

6.00%, 11/15/22	5	5,275

Sprint Corp.

7.25%, 9/15/21	230	244,432

7.875%, 9/15/23	1,423	1,567,968

7.625%, 2/15/25	354	388,621

T-Mobile USA, Inc.

6.375%, 3/1/25	35	36,400

6.50%, 1/15/26	110	117,978

		$5,511,658

Utilities — 0.4%

Calpine Corp.

5.25%, 6/1/26(8)	2,108	$2,208,030

Security	Principal Amount* (000’s omitted)	Value

Utilities (continued)

Vistra Energy Corp.

8.125%, 1/30/26(8)	25	$26,875

		$2,234,905

Total Corporate Bonds & Notes (identified cost $65,323,149)		$65,970,300

Asset-Backed Securities — 4.9%
Security	Principal Amount (000’s omitted)	Value

Ares LII CLO, Ltd.

Series 2019-52A, Class E, 8.503%, (3 mo. USD LIBOR + 6.55%), 4/22/31(8)(11)	$500	$493,713

Ares XXXIIR CLO, Ltd.

Series 2014-32RA, Class D, 7.76%, (3 mo. USD LIBOR + 5.85%), 5/15/30(8)(11)	2,000	1,852,981

Bardot CLO, Ltd.

Series 2019-2A, Class E, 8.816%, (3 mo. USD LIBOR + 6.95%), 10/22/32(8)(11)	1,000	969,146

Benefit Street Partners CLO XVII, Ltd.

Series 2019-17A, Class E, 8.601%, (3 mo. USD LIBOR + 6.60%), 7/15/32(8)(11)	1,000	949,611

Benefit Street Partners CLO XVIII, Ltd.

Series 2019-18A, Class E, 8.809%, (3 mo. USD LIBOR + 6.90%), 10/15/32(8)(11)	1,000	975,878

BlueMountain CLO XXV, Ltd.

Series 2019-25A, Class E, 8.986%, (3 mo. USD LIBOR + 6.70%), 7/15/32(8)(11)	1,000	965,569

BlueMountain CLO XXVI, Ltd.

Series 2019-26A, Class E, 9.526%, (3 mo. USD LIBOR + 7.70%), 10/20/32(8)(11)	1,500	1,484,537

Canyon Capital CLO, Ltd.

Series 2019-2A, Class E, 9.238%, (3 mo. USD LIBOR + 7.15%), 10/15/32(8)(11)	400	391,758

Carlyle Global Market Strategies CLO, Ltd.

Series 2012-3A, Class DR2, 8.486%, (3 mo. USD LIBOR + 6.50%), 1/14/32(8)(11)	1,200	1,069,349

Series 2015-5A, Class DR, 8.666%, (3 mo. USD LIBOR + 6.70%), 1/20/32(8)(11)	500	458,471

Cedar Funding X CLO, Ltd.

Series 2019-10A, Class E, 9.131%, (3 mo. USD LIBOR + 7.00%), 10/20/32(8)(11)	1,000	995,496

Dryden 40 Senior Loan Fund

Series 2015-40A, Class ER, 7.66%, (3 mo. USD LIBOR + 5.75%), 8/15/31(8)(11)	1,000	921,987

26	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Income Trust

November 30, 2019

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Fort Washington CLO, Ltd.

Series 2019-1A, Class E, 9.158%, (3 mo. USD LIBOR + 7.25%), 10/20/32(8)(11)	$1,000	$956,403

Galaxy XV CLO, Ltd.

Series 2013-15A, Class ER, 8.646%, (3 mo. USD LIBOR + 6.65%), 10/15/30(8)(11)	1,000	885,525

Galaxy XXI CLO, Ltd.

Series 2015-21A, Class ER, 7.216%, (3 mo. USD LIBOR + 5.25%), 4/20/31(8)(11)	1,000	888,503

Galaxy XXV CLO, Ltd.

Series 2018-25A, Class E, 7.89%, (3 mo. USD LIBOR + 5.95%), 10/25/31(8)(11)	250	234,686

Golub Capital Partners CLO, Ltd.

Series 2015-23A, Class ER, 7.716%, (3 mo. USD LIBOR + 5.75%), 1/20/31(8)(11)	1,200	1,029,406

Kayne CLO, Ltd.

Series 2019-5A, Class E, 8.881%, (3 mo. USD LIBOR + 6.70%), 7/24/32(8)(11)	1,000	937,214

Madison Park Funding XXXVII, Ltd.

Series 2019-37A, Class E, 8.853%, (3 mo. USD LIBOR + 6.55%), 7/15/32(8)(11)	1,000	962,016

Neuberger Berman Loan Advisers CLO 31, Ltd.

Series 2019-31A, Class E, 8.716%, (3 mo. USD LIBOR + 6.75%), 4/20/31(8)(11)	600	598,899

Neuberger Berman Loan Advisers CLO 33, Ltd.

Series 2019-33A, Class E, 8.94%, (3 mo. USD LIBOR + 6.80%), 10/16/32(8)(11)	1,000	984,487

Palmer Square CLO, Ltd.

Series 2013-2A, Class DRR, 7.852%, (3 mo. USD LIBOR + 5.85%), 10/17/31(8)(11)	900	859,675

Series 2015-2A, Class DR, 8.466%, (3 mo. USD LIBOR + 6.50%), 7/20/30(8)(11)	1,200	1,197,405

Series 2019-1A, Class D, 8.935%, (3 mo. USD LIBOR + 7.00%), 11/14/32(8)(11)	1,000	978,898

Regatta XII Funding, Ltd.

Series 2019-1A, Class E, 8.851%, (3 mo. USD LIBOR + 6.85%), 10/15/32(8)(11)	500	492,328

Regatta XVI Funding, Ltd.

Series 2019-2A, Class E, (3 mo. USD LIBOR + 7.00%), 1/15/33(8)(14)	750	735,375

Southwick Park CLO, LLC

Series 2019-4A, Class E, 8.866%, (3 mo. USD LIBOR + 6.70%), 7/20/32(8)(11)	2,000	1,927,308

Vibrant CLO X, Ltd.

Series 2018-10A, Class D, 8.156%, (3 mo. USD LIBOR + 6.19%), 10/20/31(8)(11)	850	727,187

Vibrant CLO XI, Ltd.

Series 2019-11A, Class D, 8.869%, (3 mo. USD LIBOR + 6.77%), 7/20/32(8)(11)	1,000	948,918

Security	Principal Amount (000’s omitted)	Value

Voya CLO, Ltd.

Series 2013-1A, Class DR, 8.481%, (3 mo. USD LIBOR + 6.48%), 10/15/30(8)(11)	$2,000	$1,818,192

Total Asset-Backed Securities (identified cost $29,919,249)		$28,690,921

Common Stocks — 1.4%
Security	Shares	Value

Aerospace and Defense — 0.1%

IAP Global Services, LLC(3)(15)(16)	58	$757,257

		$757,257

Automotive — 0.1%

Dayco Products, LLC(15)(16)	20,780	$436,380

		$436,380

Business Equipment and Services — 0.0%(10)

Crossmark Holdings, Inc.(15)(16)	3,740	$188,870

		$188,870

Chemicals and Plastics — 0.1%

Hexion Holdings Corp., Class B(15)(16)	40,989	$432,434

		$432,434

Electronics / Electrical — 0.0%(10)

Answers Corp.(3)(15)	96,908	$189,940

		$189,940

Health Care — 0.0%

New Millennium Holdco, Inc.(3)(15)(16)	68,551	$0

		$0

Oil and Gas — 0.5%

AFG Holdings, Inc.(3)(15)(16)	30,640	$1,319,358

Fieldwood Energy, Inc.(15)(16)	19,189	492,518

Nine Point Energy Holdings, Inc.(3)(16)(17)	758	8

Samson Resources II, LLC, Class A(15)	46,484	976,164

Southcross Holdings Group, LLC(3)(15)(16)	67	0

Southcross Holdings L.P., Class A(15)(16)	67	25,594

		$2,813,642

27	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Income Trust

November 30, 2019

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Publishing — 0.3%

ION Media Networks, Inc.(3)(15)	4,429	$1,878,516

Tweddle Group, Inc.(3)(15)(16)	1,944	1,439

		$1,879,955

Radio and Television — 0.3%

Clear Channel Outdoor Holdings, Inc.(15)(16)	86,335	$214,111

Cumulus Media, Inc., Class A(15)(16)	42,499	736,933

iHeartMedia, Inc., Class A(15)(16)	36,714	565,028

		$1,516,072

Retailers (Except Food and Drug) — 0.0%(10)

David’s Bridal, Inc.(15)(16)	19,732	$1,085

		$1,085

Total Common Stocks (identified cost $7,147,582)		$8,215,635

Convertible Preferred Stocks — 0.0%(10)
Security	Shares	Value

Oil and Gas — 0.0%(10)

Nine Point Energy Holdings, Inc., Series A, 12.00%(3)(16)(17)	14	$8,089

Total Convertible Preferred Stocks (identified cost $14,000)		$8,089

Closed-End Funds — 1.9%
Security	Shares	Value

BlackRock Floating Rate Income Strategies Fund, Inc.	111,292	$1,437,893

Invesco Senior Income Trust	538,147	2,254,836

Nuveen Credit Strategies Income Fund	406,731	3,017,944

Nuveen Floating Rate Income Fund	164,907	1,569,914

Nuveen Floating Rate Income Opportunity Fund	115,017	1,094,962

Voya Prime Rate Trust	441,753	2,133,667

Total Closed-End Funds (identified cost $13,551,541)		$11,509,216

Miscellaneous — 0.0%(10)
Security	Shares	Value

Oil and Gas — 0.0%(10)

Paragon Offshore Finance Company, Class A(15)(16)	1,707	$853

Paragon Offshore Finance Company, Class B(15)(16)	854	19,642

Total Miscellaneous (identified cost $18,573)		$20,495

Short-Term Investments — 3.1%
Description	Units	Value

Eaton Vance Cash Reserves Fund, LLC, 1.82%(18)	18,381,797	$18,381,797

Total Short-Term Investments (identified cost $18,381,240)		$18,381,797

Total Investments — 156.0% (identified cost $959,635,869)		$923,919,496

Less Unfunded Loan Commitments — (0.3)%		$(1,375,272)

Net Investments — 155.7% (identified cost $958,260,597)		$922,544,224

Notes Payable — (40.5)%		$(240,000,000)

Variable Rate Term Preferred Shares, at Liquidation Value (net of unamortized deferred debt issuance costs) — (13.5)%		$(79,865,855)

Other Assets, Less Liabilities — (1.7)%		$(10,339,055)

Net Assets Applicable to Common Shares — 100.0%		$592,339,314

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

*	In U.S. dollars unless otherwise indicated.

(1)

Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate.

(2)

Unfunded or partially unfunded loan commitments. The stated interest rate reflects the weighted average of the reference rate and spread for the funded portion, if any, and the commitment fees on the portion of the loan that is unfunded. At November 30, 2019, the total value of unfunded loan commitments is $1,374,567. See Note 1F for description.

28	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Income Trust

November 30, 2019

Portfolio of Investments (Unaudited) — continued

(3)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 13).

(4)

The stated interest rate represents the weighted average interest rate at November 30, 2019 of contracts within the senior loan facility. Interest rates on contracts are primarily redetermined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period.

(5)	This Senior Loan will settle after November 30, 2019, at which time the interest rate will be determined.

(6)	Issuer is in default with respect to interest and/or principal payments. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.

(7)	Fixed-rate loan.

(8)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At November 30, 2019, the aggregate value of these securities is $76,027,438 or 12.8% of the Trust’s net assets applicable to common shares.

(9)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion.

(10)	Amount is less than 0.05%.

(11)	Variable rate security. The stated interest rate represents the rate in effect at November 30, 2019.

(12)	Security converts to variable rate after the indicated fixed-rate coupon period.

(13)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.

(14)	When-issued, variable rate security whose interest rate will be determined after November 30, 2019.

(15)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.

(16)	Non-income producing security.

(17)	Restricted security (see Note 7).

(18)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of November 30, 2019.

Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

EUR	2,200,000	USD	2,439,123	State Street Bank and Trust Company	12/30/19	$—	$(9,918)

USD	19,374,722	EUR	17,616,026	HSBC Bank USA, N.A.	12/30/19	—	(76,612)

USD	807,301	EUR	725,000	HSBC Bank USA, N.A.	12/30/19	6,768	—

USD	588,463	EUR	525,000	State Street Bank and Trust Company	12/30/19	8,767	—

USD	18,095,478	EUR	16,182,178	Goldman Sachs International	1/31/20	189,716	—

USD	1,600,922	GBP	1,240,552	State Street Bank and Trust Company	1/31/20	—	(7,044)

USD	18,002,121	EUR	16,229,532	State Street Bank and Trust Company	2/28/20	12,604	—

						$217,855	$(93,574)

Abbreviations:

DIP	–	Debtor In Possession

EURIBOR	–	Euro Interbank Offered Rate

LIBOR	–	London Interbank Offered Rate

PIK	–	Payment In Kind

Currency Abbreviations:

EUR	–	Euro

GBP	–	British Pound Sterling

USD	–	United States Dollar

29	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Income Trust

November 30, 2019

Statement of Assets and Liabilities (Unaudited)

Assets	November 30, 2019

Unaffiliated investments, at value (identified cost, $939,879,357)	$904,162,427

Affiliated investment, at value (identified cost, $18,381,240)	18,381,797

Cash	5,109,458

Deposits for derivatives collateral — forward foreign currency exchange contracts	169,290

Foreign currency, at value (identified cost, $68,797)	68,849

Interest and dividends receivable	4,021,720

Dividends receivable from affiliated investment	21,604

Receivable for investments sold	750,004

Receivable for open forward foreign currency exchange contracts	217,855

Prepaid upfront fees on notes payable and variable rate term preferred shares	158,230

Prepaid expenses	65,846

Total assets	$933,127,080

Liabilities

Notes payable	$240,000,000

Variable rate term preferred shares, at liquidation value (net of unamortized deferred debt issuance costs of $134,145)	79,865,855

Cash collateral due to broker	120,000

Payable for investments purchased	18,022,628

Payable for when-issued securities	735,000

Payable for open forward foreign currency exchange contracts	93,574

Payable to affiliates:

Investment adviser fee	560,900

Trustees’ fees	7,514

Interest expense and fees payable	1,067,925

Accrued expenses	314,370

Total liabilities	$340,787,766

Net assets applicable to common shares	$592,339,314

Sources of Net Assets

Common shares, $0.01 par value, unlimited number of shares authorized, 39,863,690 shares issued and outstanding	$398,637

Additional paid-in capital	624,404,210

Accumulated loss	(32,463,533)

Net assets applicable to common shares	$592,339,314

Net Asset Value Per Common Share

($592,339,314 ÷ 39,863,690 common shares issued and outstanding)	$14.86

30	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Income Trust

November 30, 2019

Statement of Operations (Unaudited)

Investment Income	Six Months Ended November 30, 2019

Interest and other income	$26,306,425

Dividends	1,551,159

Dividends from affiliated investment	167,030

Total investment income	$28,024,614

Expenses

Investment adviser fee	$3,478,214

Trustees’ fees and expenses	21,810

Custodian fee	107,471

Transfer and dividend disbursing agent fees	10,140

Printing and postage	34,415

Interest expense and fees	5,727,660

Miscellaneous	52,714

Total expenses	$9,432,424

Net investment income	$18,592,190

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —

Investment transactions	$(3,161,442)

Investment transactions — affiliated investment	(1,108)

Foreign currency transactions	207,567

Forward foreign currency exchange contracts	1,710,768

Net realized loss	$(1,244,215)

Change in unrealized appreciation (depreciation) —

Investments	$(12,373,291)

Investments — affiliated investment	516

Foreign currency	3,067

Forward foreign currency exchange contracts	(230,812)

Net change in unrealized appreciation (depreciation)	$(12,600,520)

Net realized and unrealized loss	$(13,844,735)

Net increase in net assets from operations	$4,747,455

31	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Income Trust

November 30, 2019

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended November 30, 2019 (Unaudited)	Year Ended May 31, 2019

From operations —

Net investment income	$18,592,190	$33,780,998

Net realized gain (loss)	(1,244,215)	7,994,927

Net change in unrealized appreciation (depreciation)	(12,600,520)	(22,768,965)

Net increase in net assets from operations	$4,747,455	$19,006,960

Distributions to common shareholders	$(18,815,662)	$(34,840,865)

Net decrease in net assets	$(14,068,207)	$(15,833,905)

Net Assets Applicable to Common Shares

At beginning of period	$606,407,521	$622,241,426

At end of period	$592,339,314	$606,407,521

32	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Income Trust

November 30, 2019

Statement of Cash Flows (Unaudited)

Cash Flows From Operating Activities	Six Months Ended November 30, 2019

Net increase in net assets from operations	$4,747,455

Adjustments to reconcile net increase in net assets from operations to net cash provided by operating activities:

Investments purchased	(154,522,841)

Investments sold and principal repayments	171,435,160

Increase in short-term investments, net	(10,434,129)

Net amortization/accretion of premium (discount)	171,532

Amortization of deferred debt issuance costs on variable rate term preferred shares	14,981

Amortization of prepaid upfront fees on notes payable and variable rate term preferred shares	121,297

Increase in interest and dividends receivable	(782,635)

Increase in dividends receivable from affiliated investment	(5,336)

Decrease in receivable for open forward foreign currency exchange contracts	174,851

Decrease in prepaid expenses	6,281

Increase in cash collateral due to broker	120,000

Increase in payable for open forward foreign currency exchange contracts	55,961

Decrease in payable to affiliate for investment adviser fee	(34,916)

Decrease in payable to affiliate for Trustees’ fees	(969)

Decrease in interest expense and fees payable	(224,113)

Increase in accrued expenses	174,511

Increase in unfunded loan commitments	1,082,552

Net change in unrealized (appreciation) depreciation from investments	12,372,775

Net realized loss from investments	3,162,550

Net cash provided by operating activities	$27,634,967

Cash Flows From Financing Activities

Cash distributions paid to common shareholders	$(18,815,662)

Proceeds from notes payable	22,000,000

Repayments of notes payable	(30,000,000)

Payment of deferred debt issuance costs on variable rate term preferred shares	(14,500)

Net cash used in financing activities	$(26,830,162)

Net increase in cash and restricted cash*	$804,805

Cash and restricted cash at beginning of period (including foreign currency)	$4,542,792

Cash and restricted cash at end of period (including foreign currency)	$5,347,597

Supplemental disclosure of cash flow information:

Cash paid for interest and fees on borrowings and variable rate term preferred shares	$5,829,995

*	Includes net change in unrealized appreciation (depreciation) on foreign currency of $(1,809).

33	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Income Trust

November 30, 2019

Statement of Cash Flows (Unaudited) — continued

The following table provides a reconciliation of cash and restricted cash reported within the Statement of Assets and Liabilities that sum to the total of such amounts shown on the Statement of Cash Flows.

November 30, 2019

Cash	$5,109,458

Deposits for derivatives collateral — forward foreign currency exchange contracts	169,290

Foreign currency	68,849

Total cash and restricted cash as shown on the Statement of Cash Flows	$5,347,597

34	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Income Trust

November 30, 2019

Financial Highlights

Selected data for a common share outstanding during the periods stated

	Six Months Ended November 30, 2019 (Unaudited)		Year Ended May 31,
			2019	2018	2017	2016	2015

Net asset value — Beginning of period (Common shares)	$15.210		$15.610	$15.570	$14.680	$15.640	$16.080

Income (Loss) From Operations

Net investment income(1)	$0.466		$0.847	$0.792	$0.864	$0.908	$0.882

Net realized and unrealized gain (loss)	(0.344)		(0.373)	0.076	0.899	(0.964)	(0.431)

Total income (loss) from operations	$0.122		$0.474	$0.868	$1.763	$(0.056)	$0.451

Less Distributions to Common Shareholders

From net investment income	$(0.472)		$(0.874)	$(0.828)	$(0.873)	$(0.904)	$(0.891)

Total distributions to common shareholders	$(0.472)		$(0.874)	$(0.828)	$(0.873)	$(0.904)	$(0.891)

Net asset value — End of period (Common shares)	$14.860		$15.210	$15.610	$15.570	$14.680	$15.640

Market value — End of period (Common shares)	$13.280		$13.480	$14.850	$15.150	$13.560	$14.360

Total Investment Return on Net Asset Value(2)	1.21	%(3)	3.77%	6.03%	12.65%	0.46%	3.43%

Total Investment Return on Market Value(2)	2.06	%(3)	(3.32)%	3.67%	18.58%	1.14%	0.59%

35	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Income Trust

November 30, 2019

Financial Highlights — continued

Selected data for a common share outstanding during the periods stated

	Six Months Ended November 30, 2019 (Unaudited)		Year Ended May 31,
Ratios/Supplemental Data			2019	2018	2017	2016	2015

Net assets applicable to common shares, end of period (000’s omitted)	$592,339		$606,408	$622,241	$620,772	$585,101	$623,439

Ratios (as a percentage of average daily net assets applicable to common shares):†

Expenses excluding interest and fees(4)	1.23	%(5)	1.28%	1.28%	1.32%	1.36%	1.37%

Interest and fee expense(6)	1.91	%(5)	2.00%	1.52%	1.16%	0.93%	0.80%

Total expenses(4)	3.14	%(5)	3.28%	2.80%	2.48%	2.29%	2.17%

Net investment income	6.19	%(5)	5.49%	5.09%	5.68%	6.22%	5.60%

Portfolio Turnover	18	%(3)	24%	34%	47%	29%	32%

Senior Securities:

Total notes payable outstanding (in 000’s)	$240,000		$248,000	$254,000	$246,000	$232,000	$290,000

Asset coverage per $1,000 of notes payable(7)	$3,801		$3,768	$3,765	$3,849	$3,867	$3,426

Total preferred shares outstanding	800		800	800	800	800	800

Asset coverage per preferred share(8)	$285,106		$284,880	$286,300	$290,421	$287,532	$268,497

Involuntary liquidation preference per preferred share(9)	$100,000		$100,000	$100,000	$100,000	$100,000	$100,000

Approximate market value per preferred share(9)	$100,000		$100,000	$100,000	$100,000	$100,000	$100,000

(1)	Computed using average common shares outstanding.

(2)

Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested. Distributions are assumed to be reinvested at prices obtained under the Trust’s dividend reinvestment plan.

(3)	Not annualized.

(4)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(5)	Annualized.

(6)	Interest and fee expense relates to variable rate term preferred shares (see Note 2) and the notes payable (see Note 9).

(7)

Calculated by subtracting the Trust’s total liabilities (not including the notes payable and preferred shares) from the Trust’s total assets, and dividing the result by the notes payable balance in thousands.

(8)

Calculated by subtracting the Trust’s total liabilities (not including the notes payable and preferred shares) from the Trust’s total assets, dividing the result by the sum of the value of the notes payable and liquidation value of the preferred shares, and multiplying the result by the liquidation value of one preferred share. Such amount equates to 285%, 285%, 286%, 290%, 288% and 268% at November 30, 2019 and May 31, 2019, 2018, 2017, 2016 and 2015, respectively.

(9)	Plus accumulated and unpaid dividends.

†

Ratios based on net assets applicable to common shares plus preferred shares and borrowings are presented below. Ratios exclude the effect of custody fee credits, if any. Ratios for periods less than one year are annualized.

	Six Months Ended November 30, 2019 (Unaudited)	Year Ended May 31,
		2019	2018	2017	2016	2015

Expenses excluding interest and fees	0.79%	0.83%	0.83%	0.86%	0.86%	0.85%

Interest and fee expense	1.24%	1.31%	1.00%	0.76%	0.58%	0.50%

Total expenses	2.03%	2.14%	1.83%	1.62%	1.44%	1.35%

Net investment income	4.01%	3.58%	3.33%	3.72%	3.90%	3.50%

36	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Income Trust

November 30, 2019

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Floating-Rate Income Trust (the Trust) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, closed-end management investment company. The Trust’s investment objective is to provide a high level of current income. The Trust will, as a secondary objective, also seek preservation of capital to the extent consistent with its primary goal of high current income.

The following is a summary of significant accounting policies of the Trust. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Trust is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Senior Floating-Rate Loans. Interests in senior floating-rate loans (Senior Loans) for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service. Other Senior Loans are valued at fair value by the investment adviser under procedures approved by the Trustees. In fair valuing a Senior Loan, the investment adviser utilizes one or more of the valuation techniques described in (i) through (iii) below to assess the likelihood that the borrower will make a full repayment of the loan underlying such Senior Loan relative to yields on other Senior Loans issued by companies of comparable credit quality. If the investment adviser believes that there is a reasonable likelihood of full repayment, the investment adviser will determine fair value using a matrix pricing approach that considers the yield on the Senior Loan. If the investment adviser believes there is not a reasonable likelihood of full repayment, the investment adviser will determine fair value using analyses that include, but are not limited to: (i) a comparison of the value of the borrower’s outstanding equity and debt to that of comparable public companies; (ii) a discounted cash flow analysis; or (iii) when the investment adviser believes it is likely that a borrower will be liquidated or sold, an analysis of the terms of such liquidation or sale. In certain cases, the investment adviser will use a combination of analytical methods to determine fair value, such as when only a portion of a borrower’s assets are likely to be sold. In conducting its assessment and analyses for purposes of determining fair value of a Senior Loan, the investment adviser will use its discretion and judgment in considering and appraising relevant factors. Fair value determinations are made by the portfolio managers of the Trust based on information available to such managers. The portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may not possess the same information about a Senior Loan borrower as the portfolio managers of the Trust. At times, the fair value of a Senior Loan determined by the portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may vary from the fair value of the same Senior Loan determined by the portfolio managers of the Trust. The fair value of each Senior Loan is periodically reviewed and approved by the investment adviser’s Valuation Committee and by the Trustees based upon procedures approved by the Trustees. Junior Loans (i.e., subordinated loans and second lien loans) are valued in the same manner as Senior Loans.

Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that uses various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events.

Derivatives. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average ask prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Trust’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads.

Affiliated Fund. The Trust may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Trust in a manner that most fairly reflects the security’s “fair value”, which is the amount that the Trust might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based

37

Eaton Vance

Floating-Rate Income Trust

November 30, 2019

Notes to Financial Statements (Unaudited) — continued

on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Fees associated with loan amendments are recognized immediately. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Distributions from investment companies are recorded as dividend income, capital gains or return of capital based on the nature of the distribution.

D  Federal Taxes — The Trust’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

As of November 30, 2019, the Trust had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Trust files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

F  Unfunded Loan Commitments — The Trust may enter into certain loan agreements all or a portion of which may be unfunded. The Trust is obligated to fund these commitments at the borrower’s discretion. These commitments are disclosed in the accompanying Portfolio of Investments. At November 30, 2019, the Trust had sufficient cash and/or securities to cover these commitments.

G  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Trust. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Trust shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Trust shareholders. Moreover, the By-laws also provide for indemnification out of Trust property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Trust enters into agreements with service providers that may contain indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.

I  Forward Foreign Currency Exchange Contracts — The Trust may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.

J  When-Issued Securities and Delayed Delivery Transactions — The Trust may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Trust maintains cash and/or security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

K  Interim Financial Statements — The interim financial statements relating to November 30, 2019 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Trust’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

38

Eaton Vance

Floating-Rate Income Trust

November 30, 2019

Notes to Financial Statements (Unaudited) — continued

2  Variable Rate Term Preferred Shares

Variable rate term preferred shares are a form of preferred shares that represent stock of the Trust. They have a par value of $0.01 per share and a liquidation preference of $100,000 per share.

On December 18, 2012, the Trust issued 800 shares of Series C-1 Variable Rate Term Preferred Shares (Series C-1 VRTP Shares) in a private offering to a commercial paper conduit sponsored by a large financial institution. The Trust used the net proceeds from the issuance to enter into a series of transactions which resulted in a redemption and/or repurchase of its Auction Preferred Shares.

On September 30, 2016, the Series C-1 VRTP Shares were transferred to another large financial institution (the Assignee) as permitted by the Trust’s By-laws. The transferred Series C-1 VRTP Shares were then exchanged for an equal number of Series L-2 Variable Rate Term Preferred Shares (Series L-2 VRTP Shares), and the mandatory redemption date was extended to three years from the date of transfer. Effective January 24, 2019, the mandatory redemption date of the Series L-2 VRTP Shares was extended to January 24, 2024. Dividends on the Series L-2 VRTP Shares are determined each day based on a spread of 1.75% to three-month LIBOR. Such spread is determined based on the current credit rating of the Series L-2 VRTP Shares, which is provided by Moody’s Investors Service.

The Series L-2 VRTP Shares are redeemable at the option of the Trust at a redemption price equal to $100,000 per share, plus accumulated and unpaid dividends, on any business day and solely for the purpose of reducing the leverage of the Trust. The Series L-2 VRTP Shares are also subject to mandatory redemption at a redemption price equal to $100,000 per share, plus accumulated and unpaid dividends, if the Trust is in default for an extended period on its asset maintenance or leverage ratio requirements with respect to the Series L-2 VRTP Shares. Six months prior to the mandatory redemption date, the Trust is required to segregate in a liquidity account with its custodian investments equal to 110% of the Series L-2 VRTP Shares’ redemption price, and over the six-month period execute a series of liquidation transactions to assure sufficient liquidity to redeem the Series L-2 VRTP Shares. The holders of the Series L-2 VRTP Shares, voting as a class, are entitled to elect two Trustees of the Trust. If the dividends on the Series L-2 VRTP Shares remain unpaid in an amount equal to two full years’ dividends, the holders of the Series L-2 VRTP Shares as a class have the right to elect a majority of the Board of Trustees.

For financial reporting purposes, the liquidation value of the Series L-2 VRTP Shares (net of unamortized deferred debt issuance costs) is presented as a liability on the Statement of Assets and Liabilities and unpaid dividends are included in interest expense and fees payable. Dividends accrued on Series L-2 VRTP Shares are treated as interest payments for financial reporting purposes and are included in interest expense and fees on the Statement of Operations.

In connection with the transfer of the Series C-1 VRTP Shares to the Assignee on September 30, 2016, the Trust paid an upfront fee of $400,000 and debt issuance costs of $458,267. The Trust paid additional debt issuance costs of $52,580 in connection with the extension of the mandatory redemption date of the Series L-2 VRTP Shares. These amounts are being amortized to interest expense and fees through January 24, 2024. The unamortized amount of the debt issuance costs as of November 30, 2019 is presented as a deduction of the liability for variable rate term preferred shares on the Statement of Assets and Liabilities.

The carrying amount of the Series L-2 VRTP Shares at November 30, 2019 represents its liquidation value, which approximates fair value. If measured at fair value, the Series L-2 VRTP Shares would have been considered as Level 2 in the fair value hierarchy (see Note 13) at November 30, 2019. The average liquidation preference of the Series L-2 VRTP Shares during the six months ended November 30, 2019 was $80,000,000.

3  Distributions to Shareholders and Income Tax Information

The Trust intends to make monthly distributions of net investment income to common shareholders, after payment of any dividends on any outstanding variable rate term preferred shares. In addition, at least annually, the Trust intends to distribute all or substantially all of its net realized capital gains. Distributions to common shareholders are recorded on the ex-dividend date. Dividends to variable rate term preferred shareholders are accrued daily and payable quarterly. The dividend rate on the Series L-2 VRTP Shares at November 30, 2019 was 3.85%. The amount of dividends accrued and the average annual dividend rate of the Series L-2 VRTP Shares during the six months ended November 30, 2019 were $1,643,013 and 4.11%, respectively.

Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

At May 31, 2019, the Trust had a net capital loss of $3,055,653 attributable to security transactions incurred after October 31, 2018 that it has elected to defer. This net capital loss is treated as arising on the first day of the Trust’s taxable year ending May 31, 2020.

39

Eaton Vance

Floating-Rate Income Trust

November 30, 2019

Notes to Financial Statements (Unaudited) — continued

The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Trust at November 30, 2019, as determined on a federal income tax basis, were as follows:

Aggregate cost	$959,192,223

Gross unrealized appreciation	$7,958,127

Gross unrealized depreciation	(44,481,845)

Net unrealized depreciation	$(36,523,718)

4  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by EVM as compensation for management and investment advisory services rendered to the Trust. The fee is computed at an annual rate of 0.75% of the Trust’s average daily gross assets and is payable monthly. Gross assets as referred to herein represent net assets plus obligations attributable to investment leverage. For the six months ended November 30, 2019, the Trust’s investment adviser fee amounted to $3,478,214. The Trust invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund. EVM also serves as administrator of the Trust, but receives no compensation.

Trustees and officers of the Trust who are members of EVM’s organization receive remuneration for their services to the Trust out of the investment adviser fee. Trustees of the Trust who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended November 30, 2019, no significant amounts have been deferred. Certain officers and Trustees of the Trust are officers of EVM.

5  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations and including maturities, paydowns and principal repayments on Senior Loans, aggregated $163,911,614 and $170,714,323, respectively, for the six months ended November 30, 2019.

6  Common Shares of Beneficial Interest and Shelf Offering

The Trust may issue common shares pursuant to its dividend reinvestment plan. There were no common shares issued by the Trust for the six months ended November 30, 2019 and the year ended May 31, 2019.

In November 2013, the Board of Trustees initially approved a share repurchase program for the Trust. Pursuant to the reauthorization of the share repurchase program by the Board of Trustees in March 2019, the Trust is authorized to repurchase up to 10% of its common shares outstanding as of the last day of the prior calendar year at market prices when shares are trading at a discount to net asset value. The share repurchase program does not obligate the Trust to purchase a specific amount of shares. There were no repurchases of common shares by the Trust for the six months ended November 30, 2019 and the year ended May 31, 2019.

Pursuant to a registration statement filed with the SEC, the Trust is authorized to issue up to an additional 5,495,789 common shares through an equity shelf offering program (the “shelf offering”). Under the shelf offering, the Trust, subject to market conditions, may raise additional capital from time to time and in varying amounts and offering methods at a net price at or above the Trust’s net asset value per common share. During the six months ended November 30, 2019 and the year ended May 31, 2019, there were no shares sold by the Trust pursuant to its shelf offering.

7  Restricted Securities

At November 30, 2019, the Trust owned the following securities (representing less than 0.01% of net assets applicable to common shares) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Trust has various registration rights

40

Eaton Vance

Floating-Rate Income Trust

November 30, 2019

Notes to Financial Statements (Unaudited) — continued

(exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

Description	Date of Acquisition	Shares	Cost	Value

Common Stocks

Nine Point Energy Holdings, Inc.	7/15/14, 10/21/14	758	$34,722	$8

Convertible Preferred Stocks

Nine Point Energy Holdings, Inc., Series A, 12.00%	5/26/17	14	$14,000	$8,089

Total Restricted Securities			$48,722	$8,097

8  Financial Instruments

The Trust may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include forward foreign currency exchange contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Trust has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at November 30, 2019 is included in the Portfolio of Investments. At November 30, 2019, the Trust had sufficient cash and/or securities to cover commitments under these contracts.

The Trust is subject to foreign exchange risk in the normal course of pursuing its investment objectives. Because the Trust holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Trust enters into forward foreign currency exchange contracts.

The Trust enters into forward foreign currency exchange contracts that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Trust’s net assets below a certain level over a certain period of time, which would trigger a payment by the Trust for those derivatives in a liability position. At November 30, 2019, the fair value of derivatives with credit-related contingent features in a net liability position was $93,574. The aggregate fair value of assets pledged as collateral by the Trust for such liability was $49,290 at November 30, 2019.

The over-the-counter (OTC) derivatives in which the Trust invests are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Trust has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Trust and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Trust may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Trust’s net assets decline by a stated percentage or the Trust fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Trust of any net liability owed to it.

The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Trust and/or counterparty is held in segregated accounts by the Trust’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as deposits for derivatives collateral and, in the case of cash pledged by a counterparty for the benefit of the Trust, a corresponding liability on the Statement of Assets and Liabilities. Securities pledged by the Trust as collateral, if any, are identified as such in the Portfolio of Investments. The carrying amount of the liability for cash collateral due to broker at November 30, 2019 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 13) at November 30, 2019.

41

Eaton Vance

Floating-Rate Income Trust

November 30, 2019

Notes to Financial Statements (Unaudited) — continued

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is foreign exchange risk at November 30, 2019 was as follows:

	Fair Value
Derivative	Asset Derivative(1)	Liability Derivative(2)

Forward foreign currency exchange contracts	$217,855	$(93,574)

(1)	Statement of Assets and Liabilities location: Receivable for open forward foreign currency exchange contracts.

(2)	Statement of Assets and Liabilities location: Payable for open forward foreign currency exchange contracts.

The Trust’s derivative assets and liabilities at fair value by type, which are reported gross in the Statement of Assets and Liabilities, are presented in the table above. The following tables present the Trust’s derivative assets and liabilities by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by the Trust for such assets and pledged by the Trust for such liabilities as of November 30, 2019.

Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)	Total Cash Collateral Received

Goldman Sachs International	$189,716	$—	$—	$(120,000)	$69,716	$120,000

HSBC Bank USA, N.A.	6,768	(6,768)	—	—	—	—

State Street Bank and Trust Company	21,371	(16,962)	—	—	4,409	—

	$217,855	$(23,730)	$—	$(120,000)	$74,125	$120,000

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(c)	Total Cash Collateral Pledged

HSBC Bank USA, N.A.	$(76,612)	$6,768	$—	$49,290	$(20,554)	$49,290

State Street Bank and Trust Company	(16,962)	16,962	—	—	—	—

	$(93,574)	$23,730	$—	$49,290	$(20,554)	$49,290

Total — Deposits for derivatives collateral — forward foreign currency exchange contracts						$169,290

(a)	In some instances, the total collateral received and/or pledged may be more than the amount shown due to overcollateralization.

(b)	Net amount represents the net amount due from the counterparty in the event of default.

(c)	Net amount represents the net amount payable to the counterparty in the event of default.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is foreign exchange risk for the six months ended November 30, 2019 was as follows:

Derivative	Realized Gain (Loss) on Derivatives Recognized in Income(1)	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income(2)

Forward foreign currency exchange contracts	$1,710,768	$(230,812)

(1)	Statement of Operations location: Net realized gain (loss) – Forward foreign currency exchange contracts.

(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Forward foreign currency exchange contracts.

42

Eaton Vance

Floating-Rate Income Trust

November 30, 2019

Notes to Financial Statements (Unaudited) — continued

The average notional amount of forward foreign currency exchange contracts (based on the absolute value of notional amounts of currency purchased and currency sold) outstanding during the six months ended November 30, 2019, which is indicative of the volume of this derivative type, was approximately $61,326,000.

9  Revolving Credit and Security Agreement

The Trust has entered into a Revolving Credit and Security Agreement, as amended (the Agreement) with conduit lenders and a bank to borrow up to $290 million. Borrowings under the Agreement are secured by the assets of the Trust. Interest is charged at a rate above the conduits’ commercial paper issuance rate and is payable monthly. Under the terms of the Agreement, in effect through March 9, 2020, the Trust also pays a program fee of 0.85% per annum on its outstanding borrowings to administer the facility and a liquidity fee of 0.15% (0.25% if the outstanding loan amount is less than or equal to 60% of the total facility size) per annum on the unused portion of the total commitment under the Agreement. Program and liquidity fees for the six months ended November 30, 2019 totaled $1,099,295 and are included in interest expense and fees on the Statement of Operations. The Trust also paid an upfront fee of $290,000, which is being amortized to interest expense over a period of one year through March 2020. The unamortized balance at November 30, 2019 is approximately $82,000 and is included in prepaid upfront fees on notes payable and variable rate term preferred shares on the Statement of Assets and Liabilities. The Trust is required to maintain certain net asset levels during the term of the Agreement. At November 30, 2019, the Trust had borrowings outstanding under the Agreement of $240,000,000 at an annual interest rate of 1.85%. Based on the short-term nature of the borrowings under the Agreement and the variable interest rate, the carrying amount of the borrowings at November 30, 2019 approximated its fair value. If measured at fair value, borrowings under the Agreement would have been considered as Level 2 in the fair value hierarchy (see Note 13) at November 30, 2019. For the six months ended November 30, 2019, the average borrowings under the Agreement and the average annual interest rate (excluding fees) were $246,792,350 and 2.30%, respectively.

10  Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Trust, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker/dealers and issuers than in the United States.

11  Credit Risk

The Trust invests primarily in below investment grade floating-rate loans, which are considered speculative because of the credit risk of their issuers. Changes in economic conditions or other circumstances are more likely to reduce the capacity of issuers of these securities to make principal and interest payments. Such companies are more likely to default on their payments of interest and principal owed than issuers of investment grade bonds. An economic downturn generally leads to a higher non-payment rate, and a loan or other debt obligation may lose significant value before a default occurs. Lower rated investments also may be subject to greater price volatility than higher rated investments. Moreover, the specific collateral used to secure a loan may decline in value or become illiquid, which would adversely affect the loan’s value.

12  Investments in Affiliated Funds

At November 30, 2019, the value of the Trust’s investment in affiliated funds was $18,381,797, which represents 3.1% of the Trust’s net assets applicable to common shares. Transactions in affiliated funds by the Trust for the six months ended November 30, 2019 were as follows:

Name of affiliated fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units, end of period

Short-Term Investments

Eaton Vance Cash Reserves Fund, LLC, 1.82%	$7,948,260	$130,108,101	$(119,673,972)	$(1,108)	$516	$18,381,797	$167,030	18,381,797

43

Eaton Vance

Floating-Rate Income Trust

November 30, 2019

Notes to Financial Statements (Unaudited) — continued

13  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At November 30, 2019, the hierarchy of inputs used in valuing the Trust’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total

Senior Floating-Rate Loans (Less Unfunded Loan Commitments)	$—	$786,087,271	$3,660,500	$789,747,771

Corporate Bonds & Notes	—	65,970,300	—	65,970,300

Asset-Backed Securities	—	28,690,921	—	28,690,921

Common Stocks	1,948,506	2,120,611	4,146,518	8,215,635

Convertible Preferred Stocks	—	—	8,089	8,089

Closed-End Funds	11,509,216	—	—	11,509,216

Miscellaneous	—	20,495	—	20,495

Short-Term Investments	—	18,381,797	—	18,381,797

Total Investments	$13,457,722	$901,271,395	$7,815,107	$922,544,224

Forward Foreign Currency Exchange Contracts	$—	$217,855	$—	$217,855

Total	$13,457,722	$901,489,250	$7,815,107	$922,762,079

Liability Description

Forward Foreign Currency Exchange Contracts	$—	$(93,574)	$—	$(93,574)

Total	$—	$(93,574)	$—	$(93,574)

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Trust.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended November 30, 2019 is not presented.

14  Legal Proceedings

In May 2015, the Trust was served with an amended complaint filed in an adversary proceeding in the United States Bankruptcy Court for the Southern District of New York. The adversary proceeding was filed by the Motors Liquidation Company Avoidance Action Trust (“AAT”) against the former holders of a $1.5 billion term loan issued by General Motors Corp. (“GM”) in 2006 (the “Term Loan Lenders”) who received a full repayment of the term loan pursuant to a court order in the GM bankruptcy proceeding. The court order was made with the understanding that the term loan was fully secured at the time of GM’s bankruptcy filing in June 2009. The AAT sought (1) a determination from the Bankruptcy Court that the security interest held by the Term Loan Lenders was not perfected at the time GM filed for Chapter 11 Bankruptcy protection and thus the Term Loan Lenders should have been treated in the same manner as GM’s unsecured creditors, (2) disgorgement of any interest payments made to the Term Loan Lenders within ninety days of GM’s filing for Chapter 11 Bankruptcy protection, and (3) disgorgement of the $1.5 billion term loan repayment that was made to the Term Loan Lenders. The value of the payment received under the term loan agreement by the Trust was approximately $4,166,000. In April 2019, the parties to the litigation reached a settlement agreement in principle, subject to Court approval. On June 12, 2019, the Court approved the settlement, and all claims and cross claims in the litigation were dismissed on July 2, 2019. The Trust did not suffer any loss to the Trust’s net asset value as a result of the settlement and recovered a portion of the attorney’s fees and costs incurred, which were previously expensed by the Trust.

44

Eaton Vance

Floating-Rate Income Trust

November 30, 2019

Officers and Trustees

Officers

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and Chief Legal Officer

James F. Kirchner

Treasurer

Richard F. Froio

Chief Compliance Officer

Trustees

William H. Park

Chairperson

Thomas E. Faust Jr.*

Mark R. Fetting

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

Helen Frame Peters

Keith Quinton

Marcus L. Smith

Susan J. Sutherland

Scott E. Wennerholm

*	Interested Trustee

45

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. American Stock Transfer & Trust Company, LLC (“AST”), the closed-end funds transfer agent, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct AST, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact AST or your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by AST or your financial intermediary.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC for the first and third quarters of each fiscal year. The Form N-PORT will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov.

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

Share Repurchase Program.  The Fund’s Board of Trustees has approved a share repurchase program authorizing the Fund to repurchase up to 10% of its common shares outstanding as of the last day of the prior calendar year in open-market transactions at a discount to net asset value. The repurchase program does not obligate the Fund to purchase a specific amount of shares. The Fund’s repurchase activity, including the number of shares purchased, average price and average discount to net asset value, is disclosed in the Fund’s annual and semi-annual reports to shareholders.

Additional Notice to Shareholders.  If applicable, a Fund may also redeem or purchase its outstanding preferred shares in order to maintain compliance with regulatory requirements, borrowing or rating agency requirements or for other purposes as it deems appropriate or necessary.

Closed-End Fund Information.  Eaton Vance closed-end funds make fund performance data and certain information about portfolio characteristics available on the Eaton Vance website shortly after the end of each month. Other information about the funds is available on the website. The funds’ net asset value per share is readily accessible on the Eaton Vance website. Portfolio holdings for the most recent month-end are also posted to the website approximately 30 days following the end of the month. This information is available at www.eatonvance.com on the fund information pages under “Individual Investors — Closed-End Funds”.

46

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Investment Adviser and Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

American Stock Transfer & Trust Company, LLC

6201 15th Avenue

Brooklyn, NY 11219

Fund Offices

Two International Place

Boston, MA 02110

7739    11.30.19

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

Not required in this filing.

Item 4. Principal Accountant Fees and Services

Not required in this filing.

Item 5. Audit Committee of Listed Registrants

Not required in this filing.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not required in this filing.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not required in this filing.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

No activity to report for the registrant’s most recent fiscal year end.

Item 13. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Floating-Rate Income Trust

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date: January 22, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date: January 22, 2020

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date: January 22, 2020